Capital Income Builder®
Investment portfolio
January 31, 2024
unaudited

Common stocks 75.86% Financials 12.75%	Shares	Value (000)
Zurich Insurance Group AG	2,312,256	$1,176,418
JPMorgan Chase & Co.	6,123,772	1,067,741
CME Group, Inc., Class A	3,761,829	774,335
Morgan Stanley	8,026,308	700,215
BlackRock, Inc.	846,145	655,179
DBS Group Holdings, Ltd.	25,359,429	600,458
PNC Financial Services Group, Inc.	2,884,817	436,213
Münchener Rückversicherungs-Gesellschaft AG	872,918	371,682
Citizens Financial Group, Inc.	11,355,345	371,320
Blackstone, Inc.	2,966,119	369,133
ING Groep NV	23,876,048	339,604
B3 SA - Brasil, Bolsa, Balcao	123,949,683	327,487
AIA Group, Ltd.	41,597,755	323,446
Power Corporation of Canada, subordinate voting shares	11,043,306	321,906
KBC Groep NV	4,425,367	288,425
American International Group, Inc.	3,905,131	271,446
Webster Financial Corp.	5,063,621	250,548
Wells Fargo & Co.	4,657,422	233,709
Kaspi.kz JSC (GDR)[1]	2,447,140	225,110
DNB Bank ASA	11,318,881	219,564
Great-West Lifeco, Inc.	6,004,184	200,430
Swedbank AB, Class A	9,268,200	189,032
Hana Financial Group, Inc.	5,162,584	183,434
United Overseas Bank, Ltd.	8,356,900	175,848
Toronto-Dominion Bank (The) (CAD denominated)	2,876,611	174,743
East West Bancorp, Inc.	2,348,111	170,966
Bank Central Asia Tbk PT	263,745,200	159,406
Intact Financial Corp.	939,883	146,982
Principal Financial Group, Inc.	1,826,000	144,437
360 ONE WAM, Ltd.[2]	18,920,520	140,963
Skandinaviska Enskilda Banken AB, Class A	9,243,300	131,085
National Bank of Canada	1,659,174	126,902
EFG International AG	9,409,643	121,269
Truist Financial Corp.	2,927,441	108,491
BNP Paribas SA	1,607,000	108,056
State Street Corp.	1,455,059	107,485
Bank of Montreal[3]	1,095,263	103,168
Bank Mandiri (Persero) Tbk PT	225,351,000	94,549
Western Union Co.	7,516,724	94,485
Franklin Resources, Inc.	3,500,000	93,205
TPG, Inc., Class A	2,133,466	88,816
Euronext NV	999,658	88,019
UniCredit SpA	2,965,338	87,033
Patria Investments, Ltd., Class A	5,920,900	84,491
Citigroup, Inc.	1,460,000	82,008
Banco Santander, SA	18,170,300	73,002
Capital Income Builder — Page 1 of 45

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H	16,076,167	$67,836
Société Générale[3]	2,430,000	62,407
Vontobel Holding AG	885,867	58,365
Fidelity National Information Services, Inc.	845,644	52,650
OneMain Holdings, Inc.	1,065,600	50,723
Capital One Financial Corp.	311,589	42,164
China Pacific Insurance (Group) Co., Ltd., Class H	22,054,200	40,392
Fukuoka Financial Group, Inc.	1,559,000	38,514
Grupo Financiero Banorte, SAB de CV, Series O	3,610,655	36,724
Tokio Marine Holdings, Inc.	1,338,900	35,468
Houlihan Lokey, Inc., Class A	281,141	33,675
Moscow Exchange MICEX-RTS PJSC[4]	85,235,374	— [5]
Sberbank of Russia PJSC[4]	19,327,472	— [5]
		13,121,162
Health care 10.24%
AbbVie, Inc.	13,384,481	2,200,409
Abbott Laboratories	12,538,405	1,418,721
Gilead Sciences, Inc.	16,611,245	1,299,996
Amgen, Inc.	3,113,572	978,471
AstraZeneca PLC	6,658,736	886,235
Sanofi	7,952,771	798,550
Medtronic PLC	5,863,239	513,268
Bristol-Myers Squibb Co.	9,527,491	465,609
Johnson & Johnson	2,184,687	347,147
UnitedHealth Group, Inc.	654,349	334,857
CVS Health Corp.	3,781,522	281,232
Roche Holding AG, nonvoting non-registered shares	974,235	278,356
Merck & Co., Inc.	1,413,077	170,671
Novartis AG	1,637,722	169,617
Takeda Pharmaceutical Co., Ltd.	4,777,350	140,503
GSK PLC	5,892,832	116,701
EBOS Group, Ltd.	4,279,239	97,991
Pfizer, Inc.	1,465,034	39,673
		10,538,007
Information technology 9.73%
Broadcom, Inc.	3,618,702	4,270,068
Microsoft Corp.	5,529,690	2,198,494
Taiwan Semiconductor Manufacturing Co., Ltd.	49,901,856	999,685
Texas Instruments, Inc.	3,605,085	577,246
Seagate Technology Holdings PLC	4,962,804	425,213
KLA Corp.	458,184	272,180
SAP SE	1,530,253	266,309
TDK Corp.	3,811,343	189,515
Samsung Electronics Co., Ltd.	3,296,913	178,774
Tokyo Electron, Ltd.	906,200	168,007
Analog Devices, Inc.	711,494	136,863
GlobalWafers Co., Ltd.	7,385,850	135,818
Intel Corp.	1,933,908	83,313
BE Semiconductor Industries NV	219,273	33,123
Capgemini SE3	147,900	33,109
Capital Income Builder — Page 2 of 45

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Vanguard International Semiconductor Corp.	13,530,142	$31,611
SINBON Electronics Co., Ltd.	1,743,572	14,290
		10,013,618
Consumer staples 9.26%
Philip Morris International, Inc.	24,367,173	2,213,758
British American Tobacco PLC	31,994,205	944,767
British American Tobacco PLC (ADR)	5,107,964	151,196
Nestlé SA	6,964,429	794,074
Imperial Brands PLC	27,936,407	670,291
Mondelez International, Inc., Class A	7,844,632	590,465
PepsiCo, Inc.	2,543,716	428,692
Danone SA	5,306,831	353,902
ITC, Ltd.	64,559,346	343,051
General Mills, Inc.	4,481,307	290,882
Procter & Gamble Co.	1,581,532	248,522
Carlsberg A/S, Class B	1,849,873	237,927
Anheuser-Busch InBev SA/NV	3,672,089	227,222
Altria Group, Inc.	5,494,099	220,423
Diageo PLC	5,816,600	209,204
Seven & i Holdings Co., Ltd.[3]	5,245,700	208,838
Dollar General Corp.	1,533,266	202,498
Kimberly-Clark Corp.	1,457,945	176,368
Sysco Corp.	2,006,200	162,362
Asahi Group Holdings, Ltd.	4,244,200	157,913
Kenvue, Inc.	7,070,238	146,778
Kao Corp.	2,875,900	114,286
Kraft Heinz Co. (The)	2,257,314	83,814
Pernod Ricard SA	498,119	81,982
Wilmar International, Ltd.	30,714,000	74,998
WH Group, Ltd.	115,209,500	67,783
Vector Group, Ltd.	4,575,412	47,905
Molson Coors Beverage Co., Class B, restricted voting shares	690,153	42,644
Scandinavian Tobacco Group A/S	2,058,240	36,868
Viscofan, SA, non-registered shares	31,746	1,859
		9,531,272
Industrials 8.38%
RTX Corp.	17,984,740	1,638,770
Union Pacific Corp.	3,059,958	746,416
BAE Systems PLC	45,351,650	675,597
Siemens AG	3,327,548	599,616
Honeywell International, Inc.	2,152,161	435,296
RELX PLC	9,253,978	382,736
Paychex, Inc.	3,008,360	366,208
Canadian National Railway Co. (CAD denominated)	2,365,900	293,492
DHL Group	5,879,792	282,936
Marubeni Corp.	16,399,800	279,946
AB Volvo, Class B	10,730,360	256,250
Broadridge Financial Solutions, Inc.	1,182,315	241,429
Singapore Technologies Engineering, Ltd.	79,870,356	220,714
ITOCHU Corp.	4,745,700	215,659
Automatic Data Processing, Inc.	865,609	212,749
Trinity Industries, Inc.[2]	7,712,016	193,880
Vinci SA	1,391,367	176,030
Capital Income Builder — Page 3 of 45

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Carrier Global Corp.	2,819,158	$154,236
BOC Aviation, Ltd.	16,978,156	127,036
SGS SA	1,320,300	122,151
Waste Management, Inc.	635,637	117,993
Illinois Tool Works, Inc.	439,000	114,535
Bureau Veritas SA	3,936,765	104,344
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	3,664,824	103,731
Trelleborg AB, Class B	3,408,833	103,278
FedEx Corp.	365,476	88,186
Lockheed Martin Corp.	189,991	81,584
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	4,715,574	73,412
General Dynamics Corp.	224,400	59,464
Airbus SE, non-registered shares	319,385	51,004
United Parcel Service, Inc., Class B	328,600	46,628
Sulzer AG	374,355	36,116
Epiroc AB, Class B	1,068,723	16,641
		8,618,063
Energy 6.09%
Canadian Natural Resources, Ltd. (CAD denominated)	17,967,234	1,149,839
TC Energy Corp. (CAD denominated)[3]	23,936,638	944,326
TC Energy Corp.	1,387,400	54,705
Exxon Mobil Corp.	7,527,696	773,922
TotalEnergies SE	9,357,729	609,451
Shell PLC (GBP denominated)	17,536,989	544,470
Shell PLC (ADR)	738,100	46,434
BP PLC	83,830,046	491,007
Chevron Corp.	2,748,179	405,164
EOG Resources, Inc.	3,093,895	352,054
ConocoPhillips	2,503,595	280,077
Equitrans Midstream Corp.	18,872,981	192,316
Schlumberger NV	3,258,133	158,671
Neste OYJ	3,514,757	121,117
DT Midstream, Inc.	1,195,562	64,190
Enbridge, Inc. (CAD denominated)	1,463,462	51,966
Baker Hughes Co., Class A	770,117	21,948
Constellation Oil Services Holding SA, Class B-1[4,6]	282,550	40
Gazprom PJSC[4,6]	84,735,990	— [5]
		6,261,697
Utilities 5.64%
Engie SA	42,485,930	678,226
National Grid PLC	41,757,977	555,845
E.ON SE	37,041,315	502,776
DTE Energy Co.	4,136,160	436,034
Edison International	6,426,780	433,679
Duke Energy Corp.	4,083,274	391,300
SSE PLC	17,472,597	372,114
Dominion Energy, Inc.	8,037,410	367,470
Iberdrola, SA, non-registered shares	28,802,348	347,019
Sempra	4,454,162	318,740
CenterPoint Energy, Inc.	9,965,878	278,447
AES Corp.	13,501,799	225,210
Pinnacle West Capital Corp.	2,712,296	186,877
Southern Co. (The)	2,635,081	183,191
Capital Income Builder — Page 4 of 45

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
NextEra Energy, Inc.	2,493,122	$146,172
Entergy Corp.	1,326,218	132,303
SembCorp Industries, Ltd.	20,005,900	83,820
ENN Energy Holdings, Ltd.	8,020,300	59,286
Power Assets Holdings, Ltd.	9,434,000	55,154
Power Grid Corporation of India, Ltd.	15,490,423	48,193
		5,801,856
Real estate 4.33%
VICI Properties, Inc. REIT	48,331,035	1,455,731
Equinix, Inc. REIT	499,596	414,550
Extra Space Storage, Inc. REIT	2,380,479	343,836
Public Storage REIT	1,018,002	288,288
Crown Castle, Inc. REIT	2,399,358	259,731
American Tower Corp. REIT	1,258,801	246,284
Link REIT	33,517,196	166,709
Welltower, Inc. REIT	1,551,660	134,234
Rexford Industrial Realty, Inc. REIT	2,397,656	126,093
CK Asset Holdings, Ltd.	25,619,934	114,652
Prologis, Inc. REIT	877,701	111,196
Sun Hung Kai Properties, Ltd.	11,646,253	107,768
CTP NV	6,244,020	106,767
Charter Hall Group REIT	11,563,387	90,513
Kimco Realty Corp. REIT	4,074,452	82,304
Mindspace Business Parks REIT	19,429,410	75,230
Digital Realty Trust, Inc. REIT	486,300	68,306
POWERGRID Infrastructure Investment Trust REIT[2]	58,046,107	67,494
UDR, Inc. REIT	1,343,003	48,375
Embassy Office Parks REIT	10,653,487	46,068
Gaming and Leisure Properties, Inc. REIT	747,000	34,101
CubeSmart REIT	727,081	31,424
Longfor Group Holdings, Ltd.[3]	27,189,658	29,981
		4,449,635
Consumer discretionary 3.91%
Home Depot, Inc.	1,998,197	705,284
LVMH Moët Hennessy-Louis Vuitton SE	629,871	523,864
McDonald’s Corp.	1,394,891	408,313
Restaurant Brands International, Inc.	4,957,525	387,084
Midea Group Co., Ltd., Class A	43,899,708	356,286
YUM! Brands, Inc.	2,341,511	303,202
Kering SA3	655,651	270,462
Industria de Diseño Textil, SA	5,539,255	236,774
Darden Restaurants, Inc.	866,503	140,876
NEXT PLC	1,291,397	138,049
Bridgestone Corp.	2,763,700	120,138
Galaxy Entertainment Group, Ltd.	21,218,000	110,176
Tractor Supply Co.	371,805	83,507
Compagnie Financière Richemont SA, Class A	399,766	59,685
International Game Technology PLC	1,783,093	46,289
Hasbro, Inc.	920,000	45,034
Toyota Motor Corp.	1,719,300	34,178
Capital Income Builder — Page 5 of 45

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
OPAP SA	1,967,863	$34,071
Inchcape PLC	2,546,035	22,000
		4,025,272
Communication services 3.29%
Comcast Corp., Class A	11,923,611	554,925
Verizon Communications, Inc.	9,566,340	405,135
Nippon Telegraph and Telephone Corp.	296,733,500	374,627
SoftBank Corp.	21,963,558	291,970
Koninklijke KPN NV	85,753,263	291,723
América Móvil, SAB de CV, Class B (ADR)	15,169,643	273,812
Singapore Telecommunications, Ltd.	152,194,200	270,762
Publicis Groupe SA3	1,926,153	193,336
TELUS Corp.	9,084,049	162,701
Deutsche Telekom AG	5,778,353	142,032
Warner Music Group Corp., Class A	2,928,864	106,874
WPP PLC	10,114,646	98,082
HKT Trust and HKT, Ltd., units	73,257,460	87,983
Omnicom Group, Inc.	931,500	84,189
Telkom Indonesia (Persero) Tbk PT, Class B	175,000,000	43,918
		3,382,069
Materials 2.24%
Vale SA (ADR), ordinary nominative shares	22,313,608	305,473
Vale SA, ordinary nominative shares	8,865,610	121,253
Air Products and Chemicals, Inc.	1,445,238	369,562
Linde PLC	777,829	314,889
Rio Tinto PLC	3,464,490	241,568
BHP Group, Ltd. (CDI)	5,436,000	167,369
International Flavors & Fragrances, Inc.	1,431,555	115,498
Evonik Industries AG	5,335,066	99,145
UPM-Kymmene OYJ	2,363,618	85,989
Smurfit Kappa Group PLC[3]	1,853,000	68,644
Celanese Corp.	462,236	67,620
BASF SE	1,391,100	66,838
Asahi Kasei Corp.	8,589,800	65,447
Eastman Chemical Co.	746,095	62,336
WestRock Co.	1,418,095	57,092
Gerdau SA (ADR)	11,117,400	47,027
Fortescue, Ltd.	1,949,711	37,882
Glencore PLC	1,982,346	10,548
		2,304,180
Total common stocks (cost: $59,431,724,000)		78,046,831
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 6.767% noncumulative preferred shares[1,7]	13,000	10,400
Total preferred securities (cost: $13,000,000)		10,400
Capital Income Builder — Page 6 of 45

unaudited
Convertible stocks 0.16% Utilities 0.16%	Shares	Value (000)
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	2,839,900	$105,673
AES Corp., convertible preferred units, 6.875% 2/15/2024	913,000	60,824
Total convertible stocks (cost: $217,402,000)		166,497
Bonds, notes & other debt instruments 17.14% Mortgage-backed obligations 8.30% Federal agency mortgage-backed obligations 7.52%	Principal amount (000)
Fannie Mae Pool #AA8755 4.50% 7/1/2024[8]	USD96	95
Fannie Mae Pool #AA8211 4.50% 8/1/2024[8]	11	11
Fannie Mae Pool #255361 5.50% 8/1/2024[8]	— [5]	— [5]
Fannie Mae Pool #394854 6.50% 5/1/2027[8]	3	3
Fannie Mae Pool #256821 6.50% 7/1/2027[8]	12	12
Fannie Mae Pool #257145 6.50% 3/1/2028[8]	1	1
Fannie Mae Pool #AX9959 3.50% 12/1/2029[8]	162	156
Fannie Mae Pool #BA2999 3.50% 11/1/2030[8]	205	199
Fannie Mae Pool #659096 6.50% 8/1/2032[8]	2	2
Fannie Mae Pool #683351 5.50% 2/1/2033[8]	64	66
Fannie Mae Pool #CA1299 3.50% 3/1/2033[8]	79	77
Fannie Mae Pool #MA3438 3.50% 8/1/2033[8]	212	206
Fannie Mae Pool #MA3658 3.50% 5/1/2034[8]	308	298
Fannie Mae Pool #CA4490 3.50% 8/1/2034[8]	440	426
Fannie Mae Pool #887695 6.00% 6/1/2036[8]	1,032	1,074
Fannie Mae Pool #894308 6.00% 10/1/2036[8]	158	163
Fannie Mae Pool #902164 6.00% 11/1/2036[8]	862	897
Fannie Mae Pool #902503 6.00% 11/1/2036[8]	595	619
Fannie Mae Pool #903076 6.00% 12/1/2036[8]	1,177	1,225
Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	88	90
Fannie Mae Pool #AS9772 3.50% 6/1/2037[8]	31	30
Fannie Mae Pool #966172 7.00% 7/1/2037[8]	124	126
Fannie Mae Pool #256845 6.50% 8/1/2037[8]	54	56
Fannie Mae Pool #256960 6.50% 11/1/2037[8]	292	305
Fannie Mae Pool #257137 7.00% 3/1/2038[8]	19	20
Fannie Mae Pool #963269 5.50% 5/1/2038[8]	847	872
Fannie Mae Pool #963341 5.50% 5/1/2038[8]	257	264
Fannie Mae Pool #963454 5.50% 6/1/2038[8]	858	883
Fannie Mae Pool #963796 5.50% 6/1/2038[8]	248	253
Fannie Mae Pool #929964 6.00% 9/1/2038[8]	411	427
Fannie Mae Pool #FS2490 5.50% 10/1/2038[8]	45	45
Fannie Mae Pool #FM3708 5.50% 10/1/2038[8]	31	31
Fannie Mae Pool #FS2101 5.50% 10/1/2038[8]	10	10
Fannie Mae Pool #970772 5.50% 11/1/2038[8]	46	47
Fannie Mae Pool #AE0392 5.50% 12/1/2039[8]	57	59
Fannie Mae Pool #AL4324 6.50% 5/1/2040[8]	6	6
Fannie Mae Pool #AL0152 6.00% 6/1/2040[8]	3,050	3,175
Fannie Mae Pool #AE8073 4.00% 12/1/2040[8]	184	177
Fannie Mae Pool #MA4364 2.00% 6/1/2041[8]	82,146	70,513
Fannie Mae Pool #AL1571 5.00% 6/1/2041[8]	2,413	2,433
Fannie Mae Pool #AL0913 6.00% 7/1/2041[8]	2,157	2,246
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[8]	62	60
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[8]	188	181
Fannie Mae Pool #AB4050 4.00% 12/1/2041[8]	353	340
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[8]	212	204
Fannie Mae Pool #AJ9165 4.00% 1/1/2042[8]	4,982	4,796
Capital Income Builder — Page 7 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #890407 4.00% 2/1/2042[8]	USD495	$476
Fannie Mae Pool #AL2745 4.00% 3/1/2042[8]	1,434	1,381
Fannie Mae Pool #AO6721 4.00% 6/1/2042[8]	9,497	9,142
Fannie Mae Pool #AO1820 4.00% 6/1/2042[8]	844	812
Fannie Mae Pool #890445 4.00% 7/1/2042[8]	1,096	1,055
Fannie Mae Pool #AS0831 4.50% 10/1/2043[8]	324	321
Fannie Mae Pool #AW4156 4.00% 5/1/2044[8]	1,942	1,870
Fannie Mae Pool #AW4026 4.00% 6/1/2044[8]	1,983	1,909
Fannie Mae Pool #AX2782 4.00% 9/1/2044[8]	2,598	2,499
Fannie Mae Pool #AY1313 4.00% 3/1/2045[8]	4,703	4,527
Fannie Mae Pool #AS6840 4.00% 3/1/2046[8]	5,038	4,850
Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	825	769
Fannie Mae Pool #BC8719 4.00% 6/1/2046[8]	2,071	1,993
Fannie Mae Pool #BC8720 4.00% 6/1/2046[8]	1,716	1,652
Fannie Mae Pool #AS7598 4.00% 7/1/2046[8]	4,880	4,695
Fannie Mae Pool #BD1967 4.00% 7/1/2046[8]	1,719	1,653
Fannie Mae Pool #BD5477 4.00% 7/1/2046[8]	37	35
Fannie Mae Pool #MA2691 4.50% 7/1/2046[8]	944	935
Fannie Mae Pool #AS7759 4.00% 8/1/2046[8]	11,441	11,013
Fannie Mae Pool #AS7760 4.00% 8/1/2046[8]	4,870	4,688
Fannie Mae Pool #AS7939 4.00% 9/1/2046[8]	7,852	7,556
Fannie Mae Pool #AL9190 4.00% 9/1/2046[8]	1,286	1,237
Fannie Mae Pool #BC4712 4.00% 10/1/2046[8]	4,397	4,231
Fannie Mae Pool #BC4801 4.00% 11/1/2046[8]	2,881	2,772
Fannie Mae Pool #BM3288 3.50% 12/1/2046[8]	22	20
Fannie Mae Pool #MA2907 4.00% 2/1/2047[8]	25	24
Fannie Mae Pool #AS9313 4.00% 3/1/2047[8]	4,104	3,948
Fannie Mae Pool #BE3229 4.00% 3/1/2047[8]	1,601	1,532
Fannie Mae Pool #BD7165 4.00% 4/1/2047[8]	24	23
Fannie Mae Pool #AS9454 4.00% 4/1/2047[8]	15	15
Fannie Mae Pool #BM4187 4.50% 5/1/2047[8]	14,306	14,195
Fannie Mae Pool #BH2491 4.00% 6/1/2047[8]	2,359	2,268
Fannie Mae Pool #MA3058 4.00% 7/1/2047[8]	2,676	2,572
Fannie Mae Pool #CA0243 4.50% 8/1/2047[8]	13,366	13,190
Fannie Mae Pool #BJ1668 4.00% 12/1/2047[8]	2,256	2,170
Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	490	472
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[8]	6,666	6,556
Fannie Mae Pool #CA2033 4.00% 7/1/2048[8]	9,602	9,190
Fannie Mae Pool #CA2157 4.00% 8/1/2048[8]	19,113	18,315
Fannie Mae Pool #BF0320 5.50% 1/1/2049[8]	11,194	11,734
Fannie Mae Pool #BF0572 5.50% 4/1/2049[8]	24,693	25,007
Fannie Mae Pool #FM2675 4.00% 6/1/2049[8]	5,494	5,270
Fannie Mae Pool #FM1262 4.00% 7/1/2049[8]	15,949	15,242
Fannie Mae Pool #BO2264 3.00% 10/1/2049[8]	10,421	9,259
Fannie Mae Pool #CA4819 4.00% 12/1/2049[8]	7,945	7,590
Fannie Mae Pool #BO6274 3.00% 1/1/2050[8]	15,484	13,764
Fannie Mae Pool #FS5313 3.50% 1/1/2050[8]	205,549	190,030
Fannie Mae Pool #FM2872 3.00% 2/1/2050[8]	36,656	32,492
Fannie Mae Pool #CA5216 3.00% 2/1/2050[8]	15,127	13,425
Fannie Mae Pool #CA5226 3.00% 2/1/2050[8]	6,176	5,481
Fannie Mae Pool #FM2676 4.00% 3/1/2050[8]	5,371	5,131
Fannie Mae Pool #FS3189 4.00% 4/1/2050[8]	37,052	35,537
Fannie Mae Pool #CA6309 3.00% 7/1/2050[8]	30,803	27,642
Fannie Mae Pool #CA6349 3.00% 7/1/2050[8]	12,301	10,877
Capital Income Builder — Page 8 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA6740 3.00% 8/1/2050[8]	USD7,078	$6,259
Fannie Mae Pool #CA7048 3.00% 9/1/2050[8]	4,062	3,606
Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	1,192	1,053
Fannie Mae Pool #CA7381 3.00% 10/1/2050[8]	11,148	9,858
Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	6,048	5,429
Fannie Mae Pool #CA8046 3.00% 12/1/2050[8]	23,926	21,462
Fannie Mae Pool #FM5166 3.00% 12/1/2050[8]	7,475	6,610
Fannie Mae Pool #FM5509 3.00% 1/1/2051[8]	11,992	10,590
Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	15,331	13,556
Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	1,848	1,634
Fannie Mae Pool #FM7556 3.50% 5/1/2051[8]	26	24
Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	1,431	1,265
Fannie Mae Pool #FM8477 3.00% 8/1/2051[8]	10,701	9,443
Fannie Mae Pool #FM9632 3.00% 11/1/2051[8]	40,970	36,246
Fannie Mae Pool #FM9631 3.00% 11/1/2051[8]	17,686	15,680
Fannie Mae Pool #CB2414 3.00% 12/1/2051[8]	20,254	18,070
Fannie Mae Pool #FS0972 3.50% 1/1/2052[8]	20,384	18,887
Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	13,143	11,743
Fannie Mae Pool #FS0752 3.00% 3/1/2052[8]	49,922	43,752
Fannie Mae Pool #BV6656 3.00% 3/1/2052[8]	36	31
Fannie Mae Pool #CB3179 3.50% 3/1/2052[8]	27,623	25,272
Fannie Mae Pool #FS2009 3.00% 5/1/2052[8]	44	39
Fannie Mae Pool #MA4711 5.50% 7/1/2052[8]	51	51
Fannie Mae Pool #CB4145 5.50% 7/1/2052[8]	48	49
Fannie Mae Pool #BW5402 5.50% 7/1/2052[8]	42	42
Fannie Mae Pool #CB4662 3.50% 8/1/2052[8]	891	812
Fannie Mae Pool #CB4418 5.50% 8/1/2052[8]	105	106
Fannie Mae Pool #BW9206 5.50% 8/1/2052[8]	79	81
Fannie Mae Pool #CB4421 5.50% 8/1/2052[8]	34	34
Fannie Mae Pool #BW9049 4.50% 9/1/2052[8]	137	133
Fannie Mae Pool #BW7372 5.50% 9/1/2052[8]	92	93
Fannie Mae Pool #BX1322 5.50% 9/1/2052[8]	58	58
Fannie Mae Pool #BW1289 5.50% 10/1/2052[8]	10,901	10,965
Fannie Mae Pool #BW1243 5.50% 10/1/2052[8]	9,845	9,904
Fannie Mae Pool #BX1223 5.50% 10/1/2052[8]	1,860	1,870
Fannie Mae Pool #BX1488 5.50% 10/1/2052[8]	493	502
Fannie Mae Pool #CB5020 5.50% 10/1/2052[8]	408	410
Fannie Mae Pool #BW9929 5.50% 10/1/2052[8]	54	55
Fannie Mae Pool #MA4820 6.50% 10/1/2052[8]	34	35
Fannie Mae Pool #BW9488 5.00% 11/1/2052[8]	449	444
Fannie Mae Pool #BX4398 5.50% 11/1/2052[8]	931	947
Fannie Mae Pool #BX1298 5.50% 11/1/2052[8]	100	100
Fannie Mae Pool #BX3689 5.00% 12/1/2052[8]	34	34
Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	15,156	15,233
Fannie Mae Pool #BX3716 5.50% 12/1/2052[8]	525	528
Fannie Mae Pool #BX3726 5.50% 12/1/2052[8]	397	399
Fannie Mae Pool #BX2464 5.50% 12/1/2052[8]	244	246
Fannie Mae Pool #BX2476 5.50% 12/1/2052[8]	34	35
Fannie Mae Pool #MA4868 5.00% 1/1/2053[8]	64	63
Fannie Mae Pool #BX5626 5.50% 1/1/2053[8]	4,342	4,365
Fannie Mae Pool #BX6633 5.50% 1/1/2053[8]	1,516	1,522
Fannie Mae Pool #BX0856 5.50% 1/1/2053[8]	37	37
Fannie Mae Pool #BX5592 5.50% 1/1/2053[8]	33	33
Fannie Mae Pool #MA4894 6.00% 1/1/2053[8]	47,982	48,691
Capital Income Builder — Page 9 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX4106 5.00% 2/1/2053[8]	USD516	$510
Fannie Mae Pool #FS3864 5.00% 2/1/2053[8]	24	23
Fannie Mae Pool #BX5722 5.00% 2/1/2053[8]	22	22
Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	24,936	25,029
Fannie Mae Pool #BX4108 5.50% 2/1/2053[8]	248	249
Fannie Mae Pool #BX7384 5.50% 2/1/2053[8]	127	128
Fannie Mae Pool #BX6545 6.00% 2/1/2053[8]	37,212	37,764
Fannie Mae Pool #BX4771 5.00% 3/1/2053[8]	362	357
Fannie Mae Pool #BX6752 5.00% 3/1/2053[8]	252	250
Fannie Mae Pool #CB5986 5.00% 3/1/2053[8]	96	95
Fannie Mae Pool #BX8385 5.00% 3/1/2053[8]	58	58
Fannie Mae Pool #FS4152 5.50% 3/1/2053[8]	5,734	5,762
Fannie Mae Pool #BX7555 5.50% 3/1/2053[8]	3,946	3,963
Fannie Mae Pool #CB6599 5.00% 4/1/2053[8]	509	503
Fannie Mae Pool #BX9041 5.00% 4/1/2053[8]	95	94
Fannie Mae Pool #MA4979 5.50% 4/1/2053[8]	50,442	50,601
Fannie Mae Pool #MA4980 6.00% 4/1/2053[8]	27,553	27,961
Fannie Mae Pool #BX8415 6.00% 4/1/2053[8]	1,129	1,147
Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	2,946	2,912
Fannie Mae Pool #BY2258 5.00% 5/1/2053[8]	227	224
Fannie Mae Pool #BW5282 5.00% 5/1/2053[8]	197	194
Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	36,004	36,118
Fannie Mae Pool #MA5011 6.00% 5/1/2053[8]	141,888	143,891
Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	71,909	70,995
Fannie Mae Pool #BY3392 5.00% 6/1/2053[8]	38,971	38,499
Fannie Mae Pool #BY6853 5.00% 6/1/2053[8]	548	541
Fannie Mae Pool #BY3975 5.00% 6/1/2053[8]	393	388
Fannie Mae Pool #BY2311 5.00% 6/1/2053[8]	116	114
Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	150,162	150,668
Fannie Mae Pool #FS5192 5.50% 6/1/2053[8]	19,696	19,797
Fannie Mae Pool #BY4218 5.50% 6/1/2053[8]	993	996
Fannie Mae Pool #BY5242 5.50% 6/1/2053[8]	42	42
Fannie Mae Pool #MA5040 6.00% 6/1/2053[8]	59,548	60,388
Fannie Mae Pool #CB6485 6.00% 6/1/2053[8]	38,405	38,972
Fannie Mae Pool #CB6486 6.00% 6/1/2053[8]	23,736	24,162
Fannie Mae Pool #CB6465 6.00% 6/1/2053[8]	17,197	17,473
Fannie Mae Pool #FS4933 6.00% 6/1/2053[8]	5,981	6,075
Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	7,476	7,691
Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	2,607	2,670
Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	1,898	1,950
Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	53,181	52,505
Fannie Mae Pool #BU4112 5.00% 7/1/2053[8]	99	98
Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	202,033	202,671
Fannie Mae Pool #MA5073 6.00% 7/1/2053[8]	31,543	31,989
Fannie Mae Pool #MA5106 5.00% 8/1/2053[8]	125,380	123,766
Fannie Mae Pool #BX7614 5.00% 8/1/2053[8]	251	248
Fannie Mae Pool #MA5108 6.00% 8/1/2053[8]	147,283	149,339
Fannie Mae Pool #FS5749 6.50% 9/1/2053[8]	242,552	248,410
Fannie Mae Pool #CB7139 6.50% 9/1/2053[8]	88,175	90,561
Fannie Mae Pool #MA5165 5.50% 10/1/2053[8]	581	583
Fannie Mae Pool #MA5167 6.50% 10/1/2053[8]	29,775	30,489
Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	64,502	65,402
Fannie Mae Pool #MA5218 7.00% 12/1/2053[8]	2,468	2,545
Fannie Mae Pool #BF0142 5.50% 8/1/2056[8]	34,606	35,768
Capital Income Builder — Page 10 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0145 3.50% 3/1/2057[8]	USD28,486	$25,677
Fannie Mae Pool #BF0339 5.00% 1/1/2059[8]	32,964	33,057
Fannie Mae Pool #BF0342 5.50% 1/1/2059[8]	23,736	24,063
Fannie Mae Pool #BF0379 3.50% 4/1/2059[8]	69,856	62,967
Fannie Mae Pool #BM6737 4.50% 11/1/2059[8]	54,577	53,229
Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	24,575	20,871
Fannie Mae Pool #BF0548 3.00% 7/1/2061[8]	18,767	16,077
Fannie Mae Pool #BF0647 3.00% 6/1/2062[8]	20,288	17,555
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[8]	147	149
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.739% 7/25/2036[7,8]	466	462
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[8]	21	21
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	35	37
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[7,8]	2,398	2,301
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[8]	213	198
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[8]	462	389
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[8]	60	51
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[8]	104	91
Freddie Mac Pool #ZA1833 5.50% 5/1/2024[8]	— [5]	— [5]
Freddie Mac Pool #ZT1318 5.50% 7/1/2024[8]	6	6
Freddie Mac Pool #ZK3460 3.50% 8/1/2026[8]	14	14
Freddie Mac Pool #RD5008 3.50% 9/1/2029[8]	122	119
Freddie Mac Pool #ZS7148 3.50% 4/1/2030[8]	6	6
Freddie Mac Pool #V62089 3.50% 6/1/2033[8]	238	231
Freddie Mac Pool #ZS8716 3.50% 9/1/2033[8]	180	175
Freddie Mac Pool #G18723 3.50% 2/1/2034[8]	2,845	2,781
Freddie Mac Pool #ZT1799 3.50% 3/1/2034[8]	421	409
Freddie Mac Pool #QN3000 1.50% 8/1/2035[8]	189	166
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[8]	270	256
Freddie Mac Pool #A76884 5.00% 5/1/2038[8]	153	155
Freddie Mac Pool #G04697 5.50% 9/1/2038[8]	747	769
Freddie Mac Pool #SC0297 5.50% 10/1/2038[8]	22	22
Freddie Mac Pool #A87873 5.00% 8/1/2039[8]	2,914	2,932
Freddie Mac Pool #G06789 6.00% 5/1/2040[8]	33	35
Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	1,837	1,582
Freddie Mac Pool #G06061 4.00% 10/1/2040[8]	462	446
Freddie Mac Pool #SC0149 2.00% 3/1/2041[8]	11,754	10,072
Freddie Mac Pool #Q00232 4.50% 4/1/2041[8]	4,100	4,088
Freddie Mac Pool #Q00850 4.50% 5/1/2041[8]	147	147
Freddie Mac Pool #RB0544 2.00% 6/1/2041[8]	5,582	4,773
Freddie Mac Pool #G06841 5.50% 6/1/2041[8]	1,449	1,493
Freddie Mac Pool #G08456 5.00% 7/1/2041[8]	95	95
Freddie Mac Pool #G60546 4.00% 12/1/2042[8]	3,677	3,545
Freddie Mac Pool #Q21442 4.50% 8/1/2043[8]	300	297
Freddie Mac Pool #760014 2.707% 8/1/2045[7,8]	523	507
Freddie Mac Pool #G60138 3.50% 8/1/2045[8]	13,606	12,751
Freddie Mac Pool #G60279 4.00% 10/1/2045[8]	3,808	3,672
Freddie Mac Pool #Q41088 4.00% 6/1/2046[8]	8,723	8,408
Freddie Mac Pool #Q41905 4.00% 7/1/2046[8]	3,387	3,265
Freddie Mac Pool #Q42626 4.00% 8/1/2046[8]	3,250	3,133
Freddie Mac Pool #T65389 3.50% 9/1/2046[8]	52	47
Freddie Mac Pool #Q44227 4.00% 9/1/2046[8]	899	866
Freddie Mac Pool #Q49716 4.50% 8/1/2047[8]	341	335
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[8]	2,532	2,344
Freddie Mac Pool #K39018 6.50% 10/1/2047[8]	48	49
Capital Income Builder — Page 11 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G08793 4.00% 12/1/2047[8]	USD15,595	$14,988
Freddie Mac Pool #Q52596 4.50% 12/1/2047[8]	362	356
Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	791	759
Freddie Mac Pool #Q55986 4.50% 5/1/2048[8]	6,244	6,158
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[8]	136,375	135,025
Freddie Mac Pool #SD0214 3.00% 11/1/2049[8]	38,492	34,131
Freddie Mac Pool #QA5741 3.00% 12/1/2049[8]	3,247	2,894
Freddie Mac Pool #QA5125 3.50% 12/1/2049[8]	1,304	1,209
Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	1,289	1,140
Freddie Mac Pool #RA3506 3.00% 9/1/2050[8]	12,557	11,102
Freddie Mac Pool #RA5267 3.00% 5/1/2051[8]	8,137	7,178
Freddie Mac Pool #RA5901 3.00% 9/1/2051[8]	8,097	7,154
Freddie Mac Pool #RA6347 3.00% 11/1/2051[8]	9,229	8,155
Freddie Mac Pool #SD7551 3.00% 1/1/2052[8]	67,717	60,123
Freddie Mac Pool #RA6531 3.50% 1/1/2052[8]	27	25
Freddie Mac Pool #RA6805 3.00% 2/1/2052[8]	14,655	12,947
Freddie Mac Pool #SD8214 3.50% 5/1/2052[8]	3,109	2,832
Freddie Mac Pool #RA7556 4.50% 6/1/2052[8]	76,990	74,476
Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	826	732
Freddie Mac Pool #SD8251 5.50% 8/1/2052[8]	48	48
Freddie Mac Pool #SD1584 4.50% 9/1/2052[8]	17,053	16,738
Freddie Mac Pool #QE9222 5.00% 9/1/2052[8]	54,523	53,906
Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	3,212	3,175
Freddie Mac Pool #QE8785 5.50% 9/1/2052[8]	2,266	2,277
Freddie Mac Pool #SD1831 5.50% 10/1/2052[8]	2,663	2,679
Freddie Mac Pool #QF1113 5.50% 10/1/2052[8]	1,594	1,602
Freddie Mac Pool #QF3150 5.50% 10/1/2052[8]	1,435	1,453
Freddie Mac Pool #QF1433 5.50% 10/1/2052[8]	38	38
Freddie Mac Pool #QF4229 5.00% 11/1/2052[8]	887	876
Freddie Mac Pool #QF4983 5.00% 11/1/2052[8]	75	74
Freddie Mac Pool #SD2948 5.50% 11/1/2052[8]	34,112	34,292
Freddie Mac Pool #QF3380 5.50% 11/1/2052[8]	3,932	3,955
Freddie Mac Pool #QF2409 5.50% 11/1/2052[8]	2,213	2,225
Freddie Mac Pool #QF2472 5.50% 11/1/2052[8]	1,593	1,603
Freddie Mac Pool #SD8280 6.50% 11/1/2052[8]	24	24
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	22,656	22,399
Freddie Mac Pool #QF4765 5.00% 12/1/2052[8]	45	45
Freddie Mac Pool #QF6034 5.50% 12/1/2052[8]	99	100
Freddie Mac Pool #QF4188 5.50% 12/1/2052[8]	99	100
Freddie Mac Pool #QF6796 5.50% 1/1/2053[8]	163	164
Freddie Mac Pool #QF7811 5.00% 2/1/2053[8]	148	147
Freddie Mac Pool #QF7483 5.50% 2/1/2053[8]	11,567	11,618
Freddie Mac Pool #QF7073 5.50% 2/1/2053[8]	4,577	4,600
Freddie Mac Pool #QF8331 5.50% 2/1/2053[8]	3,745	3,765
Freddie Mac Pool #QF9106 5.50% 2/1/2053[8]	1,057	1,061
Freddie Mac Pool #SD2402 6.00% 2/1/2053[8]	18,317	18,777
Freddie Mac Pool #SD8301 6.00% 2/1/2053[8]	88	89
Freddie Mac Pool #QF9075 5.00% 3/1/2053[8]	475	469
Freddie Mac Pool #QF8333 5.00% 3/1/2053[8]	261	257
Freddie Mac Pool #QF8351 5.50% 3/1/2053[8]	3,009	3,021
Freddie Mac Pool #QF8462 5.50% 3/1/2053[8]	351	353
Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	4,779	4,725
Freddie Mac Pool #QG3296 5.00% 4/1/2053[8]	558	551
Freddie Mac Pool #QG0978 5.00% 4/1/2053[8]	495	489
Capital Income Builder — Page 12 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG0650 5.00% 4/1/2053[8]	USD70	$69
Freddie Mac Pool #QG0159 5.00% 4/1/2053[8]	59	58
Freddie Mac Pool #QG1385 5.00% 4/1/2053[8]	47	46
Freddie Mac Pool #SD8316 5.50% 4/1/2053[8]	51,106	51,271
Freddie Mac Pool #QG1023 5.50% 4/1/2053[8]	12,161	12,222
Freddie Mac Pool #QG0657 5.50% 4/1/2053[8]	3,529	3,542
Freddie Mac Pool #SD3236 5.00% 5/1/2053[8]	492	486
Freddie Mac Pool #QG1997 5.00% 5/1/2053[8]	474	468
Freddie Mac Pool #QG1876 5.00% 5/1/2053[8]	84	83
Freddie Mac Pool #SD8324 5.50% 5/1/2053[8]	611,611	613,542
Freddie Mac Pool #SD3369 5.50% 5/1/2053[8]	1,379	1,386
Freddie Mac Pool #SD8325 6.00% 5/1/2053[8]	225,103	228,281
Freddie Mac Pool #QG3376 6.00% 5/1/2053[8]	831	846
Freddie Mac Pool #SD2979 6.50% 5/1/2053[8]	2,659	2,746
Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	1,534	1,515
Freddie Mac Pool #QG5481 5.00% 6/1/2053[8]	298	294
Freddie Mac Pool #QG4328 5.00% 6/1/2053[8]	91	90
Freddie Mac Pool #QG5286 5.00% 6/1/2053[8]	70	69
Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	106,304	106,639
Freddie Mac Pool #SD3505 6.00% 6/1/2053[8]	39,266	39,829
Freddie Mac Pool #SD3175 6.00% 6/1/2053[8]	10,781	10,942
Freddie Mac Pool #RA9279 6.00% 6/1/2053[8]	8,096	8,256
Freddie Mac Pool #RA9283 6.00% 6/1/2053[8]	7,598	7,745
Freddie Mac Pool #RA9281 6.00% 6/1/2053[8]	4,990	5,062
Freddie Mac Pool #RA9284 6.00% 6/1/2053[8]	3,504	3,612
Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	6,137	6,305
Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	5,294	5,437
Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	4,946	5,116
Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	4,795	4,968
Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	3,334	3,468
Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	2,482	2,563
Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	1,872	1,917
Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	1,379	1,438
Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	959	946
Freddie Mac Pool #QG6844 5.00% 7/1/2053[8]	254	251
Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	363,595	364,686
Freddie Mac Pool #SD3356 6.00% 7/1/2053[8]	12,511	12,696
Freddie Mac Pool #SD8362 5.50% 9/1/2053[8]	1,687	1,692
Freddie Mac Pool #SD3825 6.50% 9/1/2053[8]	263,658	270,027
Freddie Mac Pool #RA9865 6.50% 9/1/2053[8]	55,465	56,940
Freddie Mac Pool #SD8367 5.50% 10/1/2053[8]	3,826	3,837
Freddie Mac Pool #SD4053 6.00% 10/1/2053[8]	390	395
Freddie Mac Pool #SD8369 6.50% 10/1/2053[8]	143,747	147,196
Freddie Mac Pool #SD8372 5.50% 11/1/2053[8]	7,454	7,476
Freddie Mac Pool #QH3557 6.50% 11/1/2053[8]	3,621	3,712
Freddie Mac Pool #SD8386 7.00% 12/1/2053[8]	6,819	7,034
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[8]	7,176	7,276
Freddie Mac Pool #SD4795 6.00% 1/1/2054[8]	5,001	5,073
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[8]	338	339
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 8/25/2025[8]	11,250	11,011
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[8]	3,500	3,373
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[7,8]	4,390	4,245
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027[8]	4,360	4,192
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[8]	4,810	4,628
Capital Income Builder — Page 13 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027[8]	USD2,350	$2,263
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027[7,8]	8,906	8,558
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	13,801	13,748
Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026[8]	43	42
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036[8]	47	41
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[8]	595	467
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[8]	231	203
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036[8]	399	327
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[8]	90	79
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[8]	80	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[8]	8,116	7,002
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[8]	1,645	1,426
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	8,182	7,531
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	7,994	7,364
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[8]	8,625	7,478
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	12,740	11,410
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	7,195	6,518
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[8]	13,027	12,727
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	11,157	10,550
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	8,953	8,051
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[8]	4,149	3,745
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[8]	1,224	1,160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[8]	3,522	3,162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[8]	2,167	1,947
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	27,700	25,376
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[8]	602	577
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	35,165	32,544
Government National Mortgage Assn. 4.00% 2/1/2054[8,9]	61,188	58,137
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037[8]	402	398
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039[8]	73	77
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[8]	722	763
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[8]	955	984
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040[8]	828	827
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[8]	900	926
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041[8]	344	358
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[8]	935	925
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045[8]	999	996
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045[8]	1,343	1,338
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048[8]	3,872	3,608
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048[8]	369	372
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048[8]	90	91
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	500	493
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049[8]	847	835
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049[8]	1,047	1,053
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[8]	1,811	1,785
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[8]	10,589	10,644
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[8]	6,475	6,528
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[8]	269,683	256,218
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[8]	17,819	17,700
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[8]	11,841	11,527
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[8]	97,038	96,390
Government National Mortgage Assn. Pool #773426 4.70% 9/20/2061[8]	9	9
Government National Mortgage Assn. Pool #795485 4.69% 7/20/2062[8]	15	14
Government National Mortgage Assn. Pool #AG8088 4.901% 3/20/2064[8]	1	1
Capital Income Builder — Page 14 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AG8117 4.912% 4/20/2064[8]	USD2	$2
Government National Mortgage Assn. Pool #AG8193 4.90% 9/20/2064[8]	1	1
Government National Mortgage Assn. Pool #AG8207 4.90% 11/20/2064[8]	1	1
Government National Mortgage Assn. Pool #AG8244 4.90% 1/20/2065[8]	1	1
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035[8]	356	309
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037[8]	331	272
Uniform Mortgage-Backed Security 2.50% 2/1/2039[8,9]	40,250	37,077
Uniform Mortgage-Backed Security 2.50% 3/1/2039[8,9]	109,750	101,249
Uniform Mortgage-Backed Security 2.00% 2/1/2054[8,9]	5,598	4,515
Uniform Mortgage-Backed Security 2.50% 2/1/2054[8,9]	16,416	13,807
Uniform Mortgage-Backed Security 3.00% 2/1/2054[8,9]	3,676	3,218
Uniform Mortgage-Backed Security 3.50% 2/1/2054[8,9]	15,492	14,101
Uniform Mortgage-Backed Security 4.00% 2/1/2054[8,9]	1,304	1,228
Uniform Mortgage-Backed Security 5.50% 2/1/2054[8,9]	525	527
Uniform Mortgage-Backed Security 6.50% 2/1/2054[8,9]	54,259	55,551
Uniform Mortgage-Backed Security 7.00% 2/1/2054[8,9]	16,799	17,328
Uniform Mortgage-Backed Security 2.00% 3/1/2054[8,9]	4,550	3,675
Uniform Mortgage-Backed Security 2.50% 3/1/2054[8,9]	17,000	14,315
Uniform Mortgage-Backed Security 3.00% 3/1/2054[8,9]	42,500	37,242
Uniform Mortgage-Backed Security 3.50% 3/1/2054[8,9]	95,100	86,608
Uniform Mortgage-Backed Security 4.00% 3/1/2054[8,9]	21,976	20,693
Uniform Mortgage-Backed Security 4.50% 3/1/2054[8,9]	91,350	88,356
Uniform Mortgage-Backed Security 5.00% 3/1/2054[8,9]	403,952	398,708
Uniform Mortgage-Backed Security 5.50% 3/1/2054[8,9]	868	871
Uniform Mortgage-Backed Security 6.00% 3/1/2054[8,9]	18,367	18,614
Uniform Mortgage-Backed Security 6.50% 3/1/2054[8,9]	5,021	5,138
Uniform Mortgage-Backed Security 7.00% 3/1/2054[8,9]	382,413	394,180
		7,738,806
Commercial mortgage-backed securities 0.42%
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[7,8]	24,750	25,890
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.625% 3/15/2056[7,8]	5,216	5,143
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class AS, 5.867% 2/15/2057[8]	216	227
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[8]	6,364	6,666
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[8]	504	527
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[7,8]	69	69
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.103% 5/15/2039[1,7,8]	10,389	10,396
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.231% 4/15/2037[1,7,8]	31,327	31,331
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.448% 6/15/2027[1,7,8]	31,020	31,185
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.148% 9/15/2036[1,7,8]	55,444	54,744
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.347% 10/15/2036[1,7,8]	26,562	26,222
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.094% 10/15/2036[1,7,8]	3,984	3,913
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.343% 10/15/2036[1,7,8]	1,380	1,353
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.824% 4/15/2037[1,7,8]	12,073	12,063
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.118% 6/15/2038[1,7,8]	10,766	10,662
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.548% 6/15/2038[1,7,8]	913	900
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.848% 6/15/2038[1,7,8]	3,465	3,415
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.698% 11/15/2038[1,7,8]	1,996	1,970
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.948% 11/15/2038[1,7,8]	392	386
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.298% 11/15/2038[1,7,8]	1,121	1,102
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.784% 8/15/2039[1,7,8]	8,430	8,482
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.614% 6/15/2040[1,7,8]	18,901	18,992
Capital Income Builder — Page 15 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,7,8]	USD22,540	$23,131
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,7,8]	49,520	49,831
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,7,8]	1,031	1,001
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,7,8]	680	708
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.528% 7/15/2038[1,7,8]	9,615	9,589
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.148% 7/15/2038[1,7,8]	1,100	1,091
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.698% 7/15/2038[1,7,8]	1,152	1,141
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,8]	3,231	3,381
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.368% 7/15/2025[1,7,8]	13,722	13,677
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.53% 5/17/2038[1,7,8]	35,000	34,898
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,8]	1,025	879
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,7,8]	219	161
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.345% 11/25/2053[1,7,8]	311	316
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.845% 11/25/2053[1,7,8]	1,350	1,402
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.178% 11/15/2038[1,7,8]	34,504	34,186
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.777% 11/15/2038[1,7,8]	993	981
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[8]	1,320	1,317
		433,328
Collateralized mortgage-backed obligations (privately originated) 0.36%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,8]	11,715	9,574
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.836% 1/25/2034[7,8]	291	223
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,8,10]	3,048	2,869
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,7,8]	9,507	9,224
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,7,8]	1,296	1,230
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,7,8]	675	618
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,7,8]	302	294
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,7,8]	6,566	6,297
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,8]	15,347	14,604
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.245% 6/25/2043[1,7,8]	14,056	14,238
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[8]	92	93
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[8]	72	75
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[8]	74	71
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,8]	7,875	8,677
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,7,8]	24,621	20,077
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.345% 4/25/2042[1,7,8]	5,934	6,014
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.495% 9/25/2042[1,7,8]	2,182	2,208
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.045% 9/25/2042[1,7,8]	5,838	6,225
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.559% 6/27/2050[1,7,8]	441	486
Capital Income Builder — Page 16 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,7,8]	USD59,099	$48,191
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,8]	17,286	16,673
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,8,10]	15,336	15,667
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,8,10]	15,620	15,553
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,7,8]	1,875	1,823
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,8,10]	7,705	7,477
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A1, 2.50% 6/25/2051[1,7,8]	12,358	10,077
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, Class A3, 2.50% 7/1/2051[1,7,8]	9,511	7,755
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.30% 11/25/2055[1,7,8]	24,241	24,171
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,7,8]	98	96
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.20% 5/25/2055[1,7,8]	21,673	21,671
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,7,8]	10,624	8,663
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,8]	2,883	2,788
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,7,8]	509	506
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.05% 2/25/2057[1,7,8]	352	356
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,7,8]	470	452
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,8]	151	148
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,8]	708	681
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,8]	872	846
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,8]	234	228
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,8]	60,341	53,812
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,4]	6,473	6,014
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,8]	19,525	18,098
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,8]	2,714	2,714
		367,557
Total mortgage-backed obligations		8,539,691
U.S. Treasury bonds & notes 5.14% U.S. Treasury 5.08%
U.S. Treasury 2.25% 3/31/2024	175,000	174,139
U.S. Treasury 7.50% 11/15/2024[11]	331,274	339,343
U.S. Treasury 4.50% 11/30/2024	23,500	23,425
U.S. Treasury 4.25% 12/31/2024	500	498
U.S. Treasury 7.625% 2/15/2025	250,000	258,423
U.S. Treasury 4.625% 2/28/2025	493,000	492,663
U.S. Treasury 4.25% 5/31/2025	5,000	4,984
U.S. Treasury 3.00% 7/15/2025	93,933	92,060
U.S. Treasury 4.75% 7/31/2025	2,000	2,010
U.S. Treasury 6.875% 8/15/2025	145,145	150,801
U.S. Treasury 5.00% 10/31/2025	6,187	6,258
U.S. Treasury 4.50% 11/15/2025	15,350	15,402
U.S. Treasury 4.00% 12/15/2025	90,000	89,578
U.S. Treasury 3.875% 1/15/2026	27,000	26,823
U.S. Treasury 4.00% 2/15/2026	10,000	9,961
U.S. Treasury 6.00% 2/15/2026	206,000	213,121
U.S. Treasury 3.75% 4/15/2026	4,000	3,966
U.S. Treasury 4.125% 6/15/2026	12,000	12,004
U.S. Treasury 4.50% 7/15/2026	4,000	4,038
U.S. Treasury 4.375% 8/15/2026	3,000	3,021
U.S. Treasury 6.75% 8/15/2026	35,000	37,237
Capital Income Builder — Page 17 of 45

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 9/15/2026	USD42,602	$43,189
U.S. Treasury 4.75% 10/15/2026	25,100	25,467
U.S. Treasury 4.625% 11/15/2026	3,000	3,046
U.S. Treasury 6.50% 11/15/2026	178,000	189,507
U.S. Treasury 2.25% 2/15/2027	75	71
U.S. Treasury 6.625% 2/15/2027	65,000	69,944
U.S. Treasury 2.625% 5/31/2027	6,500	6,229
U.S. Treasury 2.75% 7/31/2027	400,000	384,375
U.S. Treasury 6.375% 8/15/2027	84,937	91,659
U.S. Treasury 6.125% 11/15/2027[11]	416,294	448,231
U.S. Treasury 3.875% 12/31/2027	123,463	123,246
U.S. Treasury 4.00% 6/30/2028	5,000	5,022
U.S. Treasury 4.125% 7/31/2028	207,000	209,005
U.S. Treasury 2.875% 8/15/2028	148,319	142,091
U.S. Treasury 4.375% 11/30/2028	65,000	66,442
U.S. Treasury 4.00% 1/31/2029	12,298	12,372
U.S. Treasury 6.25% 5/15/2030	228,563	257,884
U.S. Treasury 1.875% 2/15/2032	100,000	85,977
U.S. Treasury 2.875% 5/15/2032	278,476	257,743
U.S. Treasury 4.125% 11/15/2032	15,654	15,870
U.S. Treasury 4.50% 11/15/2033	3,221	3,365
U.S. Treasury 4.50% 8/15/2039	56,000	58,489
U.S. Treasury 1.125% 5/15/2040	226,344	143,764
U.S. Treasury 4.00% 11/15/2042	23,450	22,508
U.S. Treasury 4.75% 11/15/2043	32,462	34,350
U.S. Treasury 3.00% 5/15/2047	108,296	86,721
U.S. Treasury 3.00% 2/15/2049[11]	112,916	89,724
U.S. Treasury 1.375% 8/15/2050[11]	38,101	20,485
U.S. Treasury 2.00% 8/15/2051	37,789	23,866
U.S. Treasury 2.25% 2/15/2052[11]	207,137	138,927
U.S. Treasury 3.00% 8/15/2052[11]	136,283	108,004
U.S. Treasury 4.00% 11/15/2052	24,585	23,605
U.S. Treasury 4.125% 8/15/2053	16,831	16,533
U.S. Treasury 4.75% 11/15/2053	50,000	54,525
		5,221,991
U.S. Treasury inflation-protected securities 0.06%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[12]	63,362	63,054
Total U.S. Treasury bonds & notes		5,285,045
Corporate bonds, notes & loans 2.80% Financials 0.51%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,467
AerCap Ireland Capital DAC 5.75% 6/6/2028	1,371	1,400
AerCap Ireland Capital DAC 3.85% 10/29/2041	1,450	1,162
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[10]	EUR2,000	2,324
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,10]	USD450	473
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[10]	EUR1,000	1,042
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[10]	3,000	3,178
American International Group, Inc. 5.125% 3/27/2033	USD1,555	1,575
Aon Corp. 3.90% 2/28/2052	3,000	2,368
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	1,500	1,335
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[10]	1,981	2,072
Capital Income Builder — Page 18 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	USD1,420	$1,432
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[10]	4,543	3,936
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	8,000	6,551
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	7,428	7,476
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[10]	1,000	1,048
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	2,675	2,725
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032)[10]	5,000	4,444
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[10]	3,000	3,055
Barclays PLC 6.496% 9/13/2027 (USD-SOFR + 1.88% on 9/13/2026)[10]	2,000	2,057
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[10]	1,000	1,005
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[10]	3,000	3,133
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,10]	1,410	1,473
Block, Inc. 2.75% 6/1/2026	5,000	4,684
Block, Inc. 3.50% 6/1/2031	4,500	3,882
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,10]	1,275	1,114
BPCE SA 5.15% 7/21/2024[1]	2,000	1,989
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,10]	2,000	2,018
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,10]	3,500	3,682
Bread Financial Holdings, Inc. 9.75% 3/15/2029[1]	485	485
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,10]	2,325	2,391
CaixaBank, SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028)[10]	EUR2,000	2,264
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[10]	USD793	795
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]	1,500	1,515
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[10]	1,750	1,819
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	2,479	2,520
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,740	1,625
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[10]	1,000	1,024
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[10]	2,000	2,092
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[10]	1,399	1,450
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[10]	2,000	2,115
Chubb INA Holdings, Inc. 4.35% 11/3/2045	3,230	2,994
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	8,537	7,316
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[10]	2,721	2,921
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	2,775	2,879
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	3,195	3,218
Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,700	1,396
Coinbase Global, Inc. 3.625% 10/1/2031[1]	5,525	4,151
Corebridge Financial, Inc. 3.90% 4/5/2032	2,803	2,528
Corebridge Financial, Inc. 4.35% 4/5/2042	2,067	1,772
Corebridge Financial, Inc. 4.40% 4/5/2052	3,482	2,918
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[1,10]	3,000	3,053
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,10]	5,000	4,863
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[10]	446	462
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	2,700	2,812
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	3,925	4,126
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[10]	1,250	1,050
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[10]	2,275	2,323
Discover Financial Services 6.70% 11/29/2032	319	334
Capital Income Builder — Page 19 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[10]	USD1,250	$1,395
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[10]	EUR3,000	3,389
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[10]	USD430	448
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	1,785	1,700
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[10]	5,702	6,056
Goldman Sachs Group, Inc. 2.60% 2/7/2030	2,128	1,873
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[10]	7,500	6,276
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	12,500	10,766
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[10]	971	767
GTCR W Merger Sub, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.00%) 8.334% 9/20/2030[7,13]	3,000	3,002
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[1]	11,000	11,435
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[10]	2,000	2,029
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[10]	2,000	2,069
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[10]	12,500	12,154
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	14,683	15,600
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]	2,175	2,355
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	1,771	1,626
Huntington Bancshares, Inc. 5.709% 2/2/2035 (USD-SOFR + 1.87% on 2/2/2034)[10]	3,706	3,734
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[10]	3,000	3,063
Intercontinental Exchange, Inc. 4.35% 6/15/2029	1,000	987
Intesa Sanpaolo SpA 5.017% 6/26/2024[1]	9,100	9,044
Intesa Sanpaolo SpA 5.71% 1/15/2026[1]	5,000	4,986
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[10]	4,000	4,003
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]	4,250	4,269
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[10]	2,750	2,597
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	6,500	6,397
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	2,245	2,243
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[10]	2,000	1,902
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]	1,271	1,335
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[10]	4,698	4,723
JPMorgan Chase & Co. 4.565% 6/14/2030 (USD-SOFR + 1.75% on 6/14/2029)[10]	2,000	1,969
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[10]	785	665
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[10]	10,763	9,266
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[10]	2,340	2,537
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[10]	2,625	2,669
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,10]	1,475	1,499
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[1,10]	3,025	3,193
Keybank National Assn. 4.70% 1/26/2026	3,000	2,942
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[10]	1,325	1,333
Lloyds Banking Group PLC 4.375% 3/22/2028	5,375	5,252
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[10]	1,000	971
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]	5,225	5,299
LPL Holdings, Inc. 4.00% 3/15/2029[1]	2,000	1,845
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	2,000	2,095
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	1,191	1,284
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	1,067	1,079
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[10]	1,325	1,329
Morgan Stanley 4.952% 1/14/2028 (USD-SOFR + 1.08% on 1/14/2027)[10]	3,000	3,009
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	3,433	3,447
Capital Income Builder — Page 20 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	USD930	$936
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[10]	2,000	2,018
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[10]	6,000	5,123
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[10]	940	921
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[10]	1,890	1,915
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[10]	3,538	3,918
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[10]	2,300	2,348
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[10]	2,000	2,043
MSCI, Inc. 4.00% 11/15/2029[1]	5,000	4,650
MSCI, Inc. 3.875% 2/15/2031[1]	2,000	1,807
Nasdaq, Inc. 5.35% 6/28/2028	500	513
Nasdaq, Inc. 5.55% 2/15/2034	1,497	1,553
Nasdaq, Inc. 5.95% 8/15/2053	796	851
Nasdaq, Inc. 6.10% 6/28/2063	470	508
National Australia Bank, Ltd. 2.99% 5/21/2031[1]	3,000	2,532
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[10]	3,000	3,029
Navient Corp. 6.75% 6/15/2026	2,000	2,011
Navient Corp. 5.00% 3/15/2027	2,000	1,910
Navient Corp. 9.375% 7/25/2030	1,250	1,305
Navient Corp. 11.50% 3/15/2031	4,735	5,176
Navient Corp. 5.625% 8/1/2033	6,200	4,930
New York Life Global Funding 4.55% 1/28/2033[1]	421	410
OneMain Finance Corp. 6.875% 3/15/2025	2,000	2,009
Oxford Finance, LLC 6.375% 2/1/2027[1]	2,415	2,294
PayPal Holdings, Inc. 5.05% 6/1/2052	607	599
Piraeus Bank SA 8.25% 1/28/2027 (1-year EUR Mid-Swap + 5.715% on 1/28/2026)[10]	EUR1,000	1,153
Piraeus Bank SA 3.875% 11/3/2027 (1-year EUR Mid-Swap + 3.948% on 11/3/2026)[10]	2,000	2,095
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[10]	2,000	2,286
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[10]	USD2,000	2,080
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	1,446	1,477
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[10]	3,000	3,139
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[10]	413	432
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[10]	8,729	9,705
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[10]	1,125	1,155
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[10]	1,000	863
Royal Bank of Canada 4.875% 1/12/2026	2,000	2,006
Skandinaviska Enskilda Banken AB 0.75% 11/3/2031 (5-year EUR Mid-Swap + 0.88% on 11/3/2026)[10]	EUR4,700	4,635
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[1]	USD4,749	4,790
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[10]	1,165	1,160
State Street Corp. 5.272% 8/3/2026	3,000	3,036
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[10]	3,566	3,506
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[10]	1,275	1,285
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[10,14]	2,690	59
Swedbank AB 6.136% 9/12/2026[1]	795	813
Toronto-Dominion Bank (The) 2.00% 9/10/2031	4,000	3,313
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[10]	1,000	1,019
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[10]	2,000	1,978
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[10]	869	877
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]	2,221	2,276
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[10]	3,360	3,418
Capital Income Builder — Page 21 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 3.15% 4/27/2027	USD4,000	$3,800
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[10]	1,975	1,999
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[10]	4,000	3,847
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[10]	1,017	1,050
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[10]	3,625	3,711
UBS Group AG 4.55% 4/17/2026	2,000	1,979
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,10]	1,000	957
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,10]	3,000	2,767
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,10]	4,000	4,158
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[1,10]	3,500	3,649
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,10]	5,104	4,785
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,10]	1,000	859
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,10]	4,000	4,239
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,10]	1,575	1,599
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]	5,000	4,972
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[10]	2,000	2,045
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[10]	1,823	1,922
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[10]	10,000	8,781
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]	3,276	3,346
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	6,920	7,553
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]	1,508	1,352
Wells Fargo Bank, N.A. 5.45% 8/7/2026	4,000	4,065
Willis North America, Inc. 5.35% 5/15/2033	3,000	3,019
		526,536
Energy 0.43%
3R Lux SARL 9.75% 2/5/2031[1]	1,185	1,183
AI Candelaria (Spain), SLU 7.50% 12/15/2028[1]	355	338
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	1,495	1,156
Antero Resources Corp. 7.625% 2/1/2029[1]	1,000	1,030
Apache Corp. 4.25% 1/15/2030	17,930	16,720
Apache Corp. 5.10% 9/1/2040	1,383	1,187
Apache Corp. 5.25% 2/1/2042	427	358
Apache Corp. 5.35% 7/1/2049	1,905	1,559
Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,640	2,742
Borr IHC, Ltd. 10.375% 11/15/2030[1]	3,250	3,379
Callon Petroleum Co. 8.00% 8/1/2028[1]	2,000	2,070
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	1,975	1,967
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	1,000	968
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	3,873	3,416
Cenovus Energy, Inc. 5.25% 6/15/2037	807	774
Cenovus Energy, Inc. 5.40% 6/15/2047	3,514	3,312
Cheniere Energy Partners, LP 4.50% 10/1/2029	1,000	955
Cheniere Energy Partners, LP 5.95% 6/30/2033[1]	2,000	2,045
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	7,070	7,038
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	8,420	8,369
Civitas Resources, Inc. 5.00% 10/15/2026[1]	3,070	2,992
Civitas Resources, Inc. 8.375% 7/1/2028[1]	2,515	2,648
Civitas Resources, Inc. 8.625% 11/1/2030[1]	1,225	1,307
Civitas Resources, Inc. 8.75% 7/1/2031[1]	1,210	1,288
CNX Resources Corp. 7.25% 3/14/2027[1]	1,000	1,005
Capital Income Builder — Page 22 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Columbia Pipelines Holding Co., LLC 6.055% 8/15/2026[1]	USD2,000	$2,046
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[1]	2,000	2,072
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[1]	699	769
ConocoPhillips Co. 5.05% 9/15/2033	2,000	2,035
ConocoPhillips Co. 5.30% 5/15/2053	929	940
ConocoPhillips Co. 5.55% 3/15/2054	2,766	2,892
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[15]	262	191
Continental Resources, Inc. 4.90% 6/1/2044	2,000	1,639
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	3,538	3,675
CrownRock, LP 5.00% 5/1/2029[1]	1,300	1,285
Diamond Foreign Asset Co. 8.50% 10/1/2030[1]	605	622
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,000	920
DT Midstream, Inc. 4.375% 6/15/2031[1]	2,915	2,614
Ecopetrol SA 8.875% 1/13/2033	1,440	1,522
Ecopetrol SA 8.375% 1/19/2036	1,220	1,236
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,431
Enbridge, Inc. 6.20% 11/15/2030	730	780
Enbridge, Inc. 6.70% 11/15/2053	2,836	3,280
Endeavor Energy Resources, LP 5.75% 1/30/2028[1]	1,000	996
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,060	885
Energy Transfer, LP 6.10% 12/1/2028	3,506	3,667
Energy Transfer, LP 6.40% 12/1/2030	2,981	3,177
Energy Transfer, LP 7.375% 2/1/2031[1]	879	925
Energy Transfer, LP 6.55% 12/1/2033	2,439	2,632
Energy Transfer, LP 5.55% 5/15/2034	7,040	7,086
Energy Transfer, LP 5.95% 5/15/2054	4,500	4,516
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[10]	791	766
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[10,16]	5,220	4,726
Energy Transfer, LP (3-month USD CME Term SOFR + 4.29%) 9.669% junior subordinated perpetual bonds[7]	5,000	4,899
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	2,500	2,496
EQM Midstream Partners, LP 4.125% 12/1/2026	2,000	1,927
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	2,000	2,059
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,255	1,271
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	2,290	2,156
EQM Midstream Partners, LP 6.50% 7/15/2048	4,000	4,131
EQT Corp. 7.25% 2/1/2030[10]	15,000	16,095
Equinor ASA 3.625% 9/10/2028	13,165	12,838
Equinor ASA 3.25% 11/18/2049	7,583	5,657
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	17,909
Exxon Mobil Corp. 3.452% 4/15/2051	2,000	1,544
Harbour Energy PLC 5.50% 10/15/2026[1]	4,000	3,906
Hess Midstream Operations, LP 5.625% 2/15/2026[1]	1,000	994
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	3,000	2,935
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	1,000	997
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	665	643
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	3,260	3,168
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	450	434
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	5,125	4,924
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,830	1,968
Jonah Energy, LLC 12.00% 11/5/2025[4]	36	36
Kinder Morgan, Inc. 5.00% 2/1/2029	2,208	2,215
Kinder Morgan, Inc. 4.80% 2/1/2033	3,000	2,876
Capital Income Builder — Page 23 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.20% 6/1/2033	USD2,910	$2,889
Kinder Morgan, Inc. 5.40% 2/1/2034	2,938	2,950
Kinder Morgan, Inc. 3.25% 8/1/2050	2,007	1,347
Kinder Morgan, Inc. 3.60% 2/15/2051	4,000	2,838
Kinder Morgan, Inc. 5.45% 8/1/2052	826	787
Kinetik Holdings, LP 6.625% 12/15/2028[1]	2,655	2,693
Kinetik Holdings, LP 5.875% 6/15/2030[1]	2,000	1,966
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	1,390	1,250
Magellan Midstream Partners, LP 3.95% 3/1/2050	4,000	3,029
Marathon Oil Corp. 4.40% 7/15/2027	3,375	3,305
Marathon Oil Corp. 5.20% 6/1/2045	3,500	3,107
Matador Resources Co. 6.875% 4/15/2028[1]	950	974
Modec Finance BV 7.84% 7/15/2026[4,17]	2,000	2,011
MPLX, LP 2.65% 8/15/2030	1,994	1,730
MPLX, LP 4.95% 9/1/2032	6,333	6,181
Murphy Oil Corp. 5.875% 12/1/2027	2,005	1,990
Murphy Oil Corp. 6.375% 7/15/2028	2,000	2,004
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	2,000	1,727
MV24 Capital BV 6.748% 6/1/2034	1,026	964
Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,120	1,141
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]	6,955	6,909
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,800	1,780
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	8,085	7,839
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	7,435	7,572
NGPL PipeCo, LLC 7.768% 12/15/2037[1]	2,000	2,254
Noble Finance II, LLC 8.00% 4/15/2030[1]	625	650
Occidental Petroleum Corp. 3.00% 2/15/2027	4,000	3,736
Occidental Petroleum Corp. 6.125% 1/1/2031	5,000	5,194
Occidental Petroleum Corp. 4.625% 6/15/2045	4,000	3,283
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,642
Occidental Petroleum Corp. 4.40% 8/15/2049	6,000	4,476
Oleoducto Central SA 4.00% 7/14/2027[1]	1,065	986
ONEOK, Inc. 4.55% 7/15/2028	203	201
ONEOK, Inc. 5.65% 11/1/2028	1,181	1,220
ONEOK, Inc. 4.35% 3/15/2029	360	351
ONEOK, Inc. 3.10% 3/15/2030	2,234	2,012
ONEOK, Inc. 5.80% 11/1/2030	827	860
ONEOK, Inc. 6.05% 9/1/2033	5,857	6,153
ONEOK, Inc. 4.95% 7/13/2047	628	563
ONEOK, Inc. 7.15% 1/15/2051	2,319	2,645
ONEOK, Inc. 6.625% 9/1/2053	3,169	3,495
Patterson-UTI Energy, Inc. 5.15% 11/15/2029	1,000	968
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	6,150	6,353
Petroleos Mexicanos 6.875% 10/16/2025	5,500	5,460
Petroleos Mexicanos 4.50% 1/23/2026	2,032	1,915
Petroleos Mexicanos 8.75% 6/2/2029	14,783	14,290
Petroleos Mexicanos 6.70% 2/16/2032	2,837	2,318
Range Resources Corp. 4.75% 2/15/2030[1]	445	414
Sabine Pass Liquefaction, LLC 5.625% 3/1/2025	6,450	6,463
Southwestern Energy Co. 8.375% 9/15/2028	320	333
Southwestern Energy Co. 5.375% 2/1/2029	5,455	5,331
Southwestern Energy Co. 5.375% 3/15/2030	975	943
Southwestern Energy Co. 4.75% 2/1/2032	550	510
Sunoco, LP 6.00% 4/15/2027	1,000	1,001
Capital Income Builder — Page 24 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Sunoco, LP 7.00% 9/15/2028[1]	USD2,000	$2,046
Sunoco, LP 4.50% 5/15/2029	1,700	1,586
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	1,000	1,012
Talos Production, Inc. 9.00% 2/1/2029[1]	535	543
Talos Production, Inc. 9.375% 2/1/2031[1]	330	338
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	11,939	11,403
TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 7.851% 5/16/2067[7]	1,000	843
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10,16]	4,690	4,517
Transportadora de Gas del Perú SA 4.25% 4/30/2028[1]	1,090	1,066
USA Compression Partners, LP 6.875% 4/1/2026	3,000	2,986
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,161	3,166
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	3,485	3,085
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	5,000	4,239
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	2,000	2,023
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,240	1,253
Western Midstream Operating, LP 3.10% 2/1/2025[10]	2,016	1,966
Western Midstream Operating, LP 3.95% 6/1/2025	1,520	1,487
Western Midstream Operating, LP 4.65% 7/1/2026	3,105	3,061
Western Midstream Operating, LP 4.05% 2/1/2030[10]	2,202	2,060
Western Midstream Operating, LP 6.15% 4/1/2033	1,314	1,355
Western Midstream Operating, LP 5.25% 2/1/2050[10]	3,956	3,539
Williams Companies, Inc. 5.15% 3/15/2034	5,819	5,837
		446,623
Consumer discretionary 0.33%
1011778 B.C. Unlimited Liability Co. 3.875% 1/15/2028[1]	2,000	1,884
Advance Auto Parts, Inc. 5.90% 3/9/2026	500	500
Advance Auto Parts, Inc. 5.95% 3/9/2028	2,623	2,621
Advance Auto Parts, Inc. 3.90% 4/15/2030	3,791	3,390
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,852	2,374
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	3,000	2,518
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	1,000	691
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,000	4,606
AutoNation, Inc. 3.85% 3/1/2032	5,750	5,086
BMW US Capital, LLC 5.05% 8/11/2028[1]	2,000	2,046
BMW US Capital, LLC 5.15% 8/11/2033[1]	1,000	1,019
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	4,040	4,087
Carnival Corp. 4.00% 8/1/2028[1]	7,000	6,479
Carnival Corp. 6.00% 5/1/2029[1]	990	960
Carnival Corp. 7.00% 8/15/2029[1]	8,965	9,329
Carnival Corp. 10.50% 6/1/2030[1]	545	599
Carnival Corp., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.336% 8/9/2027[7,13]	4,975	4,981
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[1]	18,450	17,890
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[1]	1,167	1,174
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[1]	1,411	1,436
Ford Motor Co. 4.75% 1/15/2043	11,575	9,549
Ford Motor Co. 5.291% 12/8/2046	12,567	11,134
Ford Motor Credit Co., LLC 5.584% 3/18/2024	6,000	5,998
Ford Motor Credit Co., LLC 3.664% 9/8/2024	1,785	1,761
Ford Motor Credit Co., LLC 2.30% 2/10/2025	23,395	22,589
Ford Motor Credit Co., LLC 5.125% 6/16/2025	17,381	17,235
Ford Motor Credit Co., LLC 4.134% 8/4/2025	1,755	1,715
Ford Motor Credit Co., LLC 3.375% 11/13/2025	2,010	1,930
Ford Motor Credit Co., LLC 6.95% 3/6/2026	200	205
Capital Income Builder — Page 25 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.95% 6/10/2026	USD2,200	$2,258
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,524
Ford Motor Credit Co., LLC 4.95% 5/28/2027	19,230	18,829
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	208
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,030	1,077
Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	7,897
Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,950	7,394
Ford Motor Credit Co., LLC 7.122% 11/7/2033	973	1,043
Grand Canyon University 4.125% 10/1/2024	20,000	19,350
Grand Canyon University 4.375% 10/1/2026	3,000	2,865
Hanesbrands, Inc. 4.875% 5/15/2026[1]	1,000	965
Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,535	1,550
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.083% 3/8/2030[7,13]	2,122	2,109
Hilton Domestic Operating Co., Inc. 5.75% 5/1/2028[1]	3,500	3,506
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,000	900
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,458
Hyundai Capital America 5.60% 3/30/2028[1]	3,000	3,067
Hyundai Capital America 6.10% 9/21/2028[1]	2,000	2,090
Hyundai Capital America 5.80% 4/1/2030[1]	1,358	1,410
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,105	1,135
Lithia Motors, Inc. 3.875% 6/1/2029[1]	2,000	1,797
McDonald’s Corp. 3.70% 1/30/2026	7,015	6,903
McDonald’s Corp. 2.125% 3/1/2030	4,136	3,617
McDonald’s Corp. 4.95% 8/14/2033	1,000	1,019
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,892
McDonald’s Corp. 5.15% 9/9/2052	1,000	1,000
McDonald’s Corp. 5.45% 8/14/2053	3,000	3,127
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	4,000	3,893
Melco Resorts Finance, Ltd. 4.875% 6/6/2025	1,000	973
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[1]	1,000	957
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	1,000	937
Melco Resorts Finance, Ltd. 5.375% 12/4/2029[1]	4,000	3,577
MGM Resorts International 6.75% 5/1/2025	1,500	1,505
MGM Resorts International 5.75% 6/15/2025	2,000	2,002
Nordstrom, Inc. 2.30% 4/8/2024	6,000	5,946
Nordstrom, Inc. 4.25% 8/1/2031	2,500	2,079
QVC, Inc. 4.85% 4/1/2024	3,000	2,987
QVC, Inc. 4.45% 2/15/2025	2,000	1,938
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	2,825	2,720
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	13,558	14,392
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	1,000	1,075
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	3,631	3,787
Sally Holdings, LLC 5.625% 12/1/2025	5,000	4,962
Sands China, Ltd. 5.375% 8/8/2025	1,000	990
Sands China, Ltd. 2.55% 3/8/2027	2,000	1,813
Sands China, Ltd. 5.65% 8/8/2028	500	491
Sands China, Ltd. 3.10% 3/8/2029	10,000	8,646
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,215	1,102
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	3,030	2,633
Tapestry, Inc. 7.85% 11/27/2033	1,464	1,566
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	2,000	1,869
Wynn Macau, Ltd. 5.125% 12/15/2029[1]	1,000	890
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	5,390	5,096
Capital Income Builder — Page 26 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
YUM! Brands, Inc. 4.75% 1/15/2030[1]	USD3,000	$2,883
YUM! Brands, Inc. 3.625% 3/15/2031	3,000	2,650
		335,135
Health care 0.32%
Amgen, Inc. 5.507% 3/2/2026	2,000	2,000
Amgen, Inc. 5.15% 3/2/2028	2,899	2,952
Amgen, Inc. 5.25% 3/2/2030	5,584	5,719
Amgen, Inc. 4.20% 3/1/2033	8,000	7,585
Amgen, Inc. 5.25% 3/2/2033	5,285	5,393
Amgen, Inc. 5.60% 3/2/2043	6,000	6,177
Amgen, Inc. 4.40% 5/1/2045	2,000	1,765
Amgen, Inc. 4.875% 3/1/2053	4,893	4,513
Amgen, Inc. 5.65% 3/2/2053	2,539	2,618
Amgen, Inc. 5.75% 3/2/2063	4,743	4,892
AstraZeneca Finance, LLC 4.875% 3/3/2028	3,000	3,051
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	5,000	4,600
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	1,000	634
Baxter International, Inc. 2.272% 12/1/2028	1,342	1,197
Baxter International, Inc. 2.539% 2/1/2032	3,586	2,995
Baxter International, Inc. 3.132% 12/1/2051	4,500	3,022
Bayer US Finance, LLC 6.50% 11/21/2033[1]	3,090	3,150
Bayer US Finance, LLC 6.875% 11/21/2053[1]	516	533
Bristol-Myers Squibb Co. 5.90% 11/15/2033	1,817	1,963
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	1,000	963
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	850	748
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	4,620	4,064
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.335% 2/22/2028[7,13]	579	578
Centene Corp. 2.45% 7/15/2028	14,495	12,910
Centene Corp. 3.375% 2/15/2030	5,344	4,790
Centene Corp. 3.00% 10/15/2030	2,590	2,243
Centene Corp. 2.625% 8/1/2031	3,950	3,281
Cigna Group (The) 4.80% 8/15/2038	1,000	965
CVS Health Corp. 5.125% 2/21/2030	3,000	3,032
CVS Health Corp. 5.25% 1/30/2031	2,000	2,036
CVS Health Corp. 5.25% 2/21/2033	1,990	2,015
CVS Health Corp. 5.30% 6/1/2033	4,000	4,055
CVS Health Corp. 5.625% 2/21/2053	4,000	3,986
CVS Health Corp. 5.875% 6/1/2053	533	550
CVS Health Corp. 6.00% 6/1/2063	410	424
Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,494
Eli Lilly and Co. 4.95% 2/27/2063	1,362	1,382
Endo DAC 6.875% 10/15/2024[1]	225	148
Gilead Sciences, Inc. 2.80% 10/1/2050	935	634
Gilead Sciences, Inc. 5.55% 10/15/2053	1,003	1,065
HCA, Inc. 4.125% 6/15/2029	8,450	8,074
HCA, Inc. 3.50% 9/1/2030	1,000	908
IQVIA, Inc. 6.50% 5/15/2030[1]	3,000	3,064
Laboratory Corporation of America Holdings 4.70% 2/1/2045	6,900	6,411
Merck & Co., Inc. 4.90% 5/17/2044	3,000	3,001
Merck & Co., Inc. 5.00% 5/17/2053	1,580	1,584
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	6,000	5,630
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	10,000	8,566
Capital Income Builder — Page 27 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 9.183% 3/29/2029[7,13]	USD2,880	$2,888
Perrigo Finance Unlimited Co. 4.375% 3/15/2026	2,500	2,446
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,500	1,505
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,885	4,881
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,984
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	6,232	6,341
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	2,000	2,000
Roche Holdings, Inc. 5.593% 11/13/2033[1]	1,218	1,306
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	25,483	24,528
Tenet Healthcare Corp. 4.875% 1/1/2026	3,000	2,976
Tenet Healthcare Corp. 5.125% 11/1/2027	3,000	2,916
Tenet Healthcare Corp. 4.375% 1/15/2030	1,000	926
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	3,000	3,072
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	34,489	34,448
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	2,500	2,520
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,160	6,667
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	4,985	4,823
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	27,805	28,525
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,815	7,540
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,863	3,092
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,807
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	36,859	25,266
UnitedHealth Group, Inc. 2.375% 8/15/2024	2,940	2,894
		330,711
Communication services 0.31%
América Móvil, SAB de CV 4.70% 7/21/2032	2,500	2,443
América Móvil, SAB de CV 8.46% 12/18/2036	MXN147,200	7,260
AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,205
AT&T, Inc. 5.40% 2/15/2034	3,654	3,750
AT&T, Inc. 3.50% 9/15/2053	5,957	4,258
Carnival Holdings Bermuda, Ltd. 10.375% 5/1/2028[1]	1,000	1,095
CCO Holdings, LLC 5.125% 5/1/2027[1]	8,000	7,722
CCO Holdings, LLC 5.00% 2/1/2028[1]	6,000	5,643
CCO Holdings, LLC 6.375% 9/1/2029[1]	1,525	1,486
CCO Holdings, LLC 4.75% 3/1/2030[1]	1,475	1,312
CCO Holdings, LLC 4.50% 8/15/2030[1]	3,950	3,438
CCO Holdings, LLC 4.75% 2/1/2032[1]	3,000	2,576
CCO Holdings, LLC 4.50% 6/1/2033[1]	22,425	18,412
CCO Holdings, LLC 4.25% 1/15/2034[1]	20,075	15,974
Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	3,904
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,555
Charter Communications Operating, LLC 3.90% 6/1/2052	3,000	1,974
Comcast Corp. 2.65% 2/1/2030	20,000	17,998
CSC Holdings, LLC 5.50% 4/15/2027[1]	3,000	2,698
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	4,000	3,806
Discovery Communications, LLC 4.90% 3/11/2026	3,000	2,990
DISH Network Corp. 11.75% 11/15/2027[1]	1,925	2,011
Embarq Corp. 7.995% 6/1/2036	725	431
Frontier Communications Holdings, LLC 5.875% 11/1/2029	731	620
Gray Television, Inc. 5.875% 7/15/2026[1]	3,000	2,943
Gray Television, Inc. 7.00% 5/15/2027[1]	5,000	4,893
Meta Platforms, Inc. 3.85% 8/15/2032	10,500	9,933
Meta Platforms, Inc. 4.45% 8/15/2052	5,500	4,954
Capital Income Builder — Page 28 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 5.875% 11/15/2028	USD221	$233
SBA Tower Trust 1.631% 11/15/2026[1]	22,469	20,148
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	1,250	1,076
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	1,000	934
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	1,000	962
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	6,775	6,157
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,850	2,378
Sprint Capital Corp. 6.875% 11/15/2028	32,170	34,777
Sprint Capital Corp. 8.75% 3/15/2032	8,710	10,682
Tencent Holdings, Ltd. 3.68% 4/22/2041	200	158
Tencent Holdings, Ltd. 3.24% 6/3/2050	2,690	1,813
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	1,831	1,234
Tencent Holdings, Ltd. 3.84% 4/22/2051	5,021	3,785
Tencent Holdings, Ltd. 3.84% 4/22/2051[1]	888	669
T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,423
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,698
T-Mobile USA, Inc. 4.80% 7/15/2028	2,000	2,006
T-Mobile USA, Inc. 3.875% 4/15/2030	9,975	9,436
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,135
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,116
T-Mobile USA, Inc. 5.05% 7/15/2033	494	495
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,141
T-Mobile USA, Inc. 3.30% 2/15/2051	5,000	3,566
T-Mobile USA, Inc. 3.40% 10/15/2052	7,200	5,177
T-Mobile USA, Inc. 5.75% 1/15/2054	2,000	2,105
T-Mobile USA, Inc. 6.00% 6/15/2054	3,048	3,334
Verizon Communications, Inc. 1.75% 1/20/2031	2,000	1,635
Verizon Communications, Inc. 2.55% 3/21/2031	12,265	10,547
Verizon Communications, Inc. 2.355% 3/15/2032	11,186	9,293
Verizon Communications, Inc. 2.875% 11/20/2050	4,250	2,830
WMG Acquisition Corp. 3.75% 12/1/2029[1]	2,000	1,804
		320,031
Utilities 0.29%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]	1,076	920
Alabama Power Co. 3.94% 9/1/2032	2,500	2,358
Alabama Power Co. 5.85% 11/15/2033	825	883
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	2,827	2,068
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	750	659
Ameren Corp. 2.50% 9/15/2024	1,616	1,584
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,770
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[1]	360	373
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,321
Consumers Energy Co. 3.60% 8/15/2032	850	786
Consumers Energy Co. 4.625% 5/15/2033	2,025	2,006
Consumers Energy Co. 3.10% 8/15/2050	10,000	7,229
DTE Electric Co. 5.20% 4/1/2033	3,000	3,093
DTE Electric Co. 3.65% 3/1/2052	1,500	1,167
Duke Energy Corp. 5.00% 12/8/2027	1,250	1,264
Duke Energy Corp. 6.10% 9/15/2053	750	809
Edison International 4.70% 8/15/2025	2,000	1,983
Edison International 5.75% 6/15/2027	800	818
Edison International 4.125% 3/15/2028	2,158	2,095
Edison International 5.25% 11/15/2028	5,000	5,050
Capital Income Builder — Page 29 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 6.95% 11/15/2029	USD450	$489
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[10]	3,000	2,858
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,10]	2,750	3,078
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10,16]	15,349	15,098
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	1,713	1,478
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	920	751
Enfragen Energia Sur SA 5.375% 12/30/2030	800	627
Entergy Louisiana, LLC 4.75% 9/15/2052	133	121
Eversource Energy 5.00% 1/1/2027	1,250	1,253
Eversource Energy 5.50% 1/1/2034	2,950	2,985
Exelon Corp. 4.45% 4/15/2046	8,115	7,042
FirstEnergy Corp. 2.05% 3/1/2025	1,502	1,443
FirstEnergy Corp. 1.60% 1/15/2026	2,600	2,424
FirstEnergy Corp. 2.65% 3/1/2030	2,875	2,501
FirstEnergy Corp. 2.25% 9/1/2030	5,637	4,715
FirstEnergy Corp. 3.40% 3/1/2050	17,300	11,994
FirstEnergy Corp., Series B, 4.15% 7/15/2027	26,785	25,742
Florida Power & Light Co. 5.05% 4/1/2028	3,000	3,074
Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,174
Florida Power & Light Co. 5.30% 4/1/2053	1,368	1,400
Georgia Power Co. 4.95% 5/17/2033	2,075	2,077
IPALCO Enterprises, Inc. 3.70% 9/1/2024	2,000	1,972
Light Servicos de Eletricidade SA 4.375% 6/18/2026[14]	1,300	595
MidAmerican Energy Co. 5.35% 1/15/2034	450	471
MidAmerican Energy Co. 5.85% 9/15/2054	3,900	4,267
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	975	962
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	3,000	3,181
Pacific Gas and Electric Co. 3.40% 8/15/2024	3,665	3,623
Pacific Gas and Electric Co. 3.15% 1/1/2026	1,365	1,313
Pacific Gas and Electric Co. 2.95% 3/1/2026	12,987	12,386
Pacific Gas and Electric Co. 3.30% 3/15/2027	1,749	1,654
Pacific Gas and Electric Co. 3.00% 6/15/2028	676	621
Pacific Gas and Electric Co. 4.65% 8/1/2028	2,500	2,417
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,100	1,052
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,190	17,599
Pacific Gas and Electric Co. 3.25% 6/1/2031	1,300	1,130
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,100	2,231
Pacific Gas and Electric Co. 4.95% 7/1/2050	10,000	8,728
Pacific Gas and Electric Co. 3.50% 8/1/2050	20,610	14,419
Pacific Gas and Electric Co. 6.75% 1/15/2053	225	248
PacifiCorp 5.30% 2/15/2031	2,100	2,132
PacifiCorp 5.45% 2/15/2034	1,850	1,876
PacifiCorp 4.15% 2/15/2050	1,075	862
PacifiCorp 3.30% 3/15/2051	650	444
PacifiCorp 2.90% 6/15/2052	249	159
PacifiCorp 5.35% 12/1/2053	4,350	4,121
PacifiCorp 5.50% 5/15/2054	8,925	8,635
PacifiCorp 5.80% 1/15/2055	9,550	9,582
PG&E Corp. 5.00% 7/1/2028	4,595	4,444
PG&E Corp. 5.25% 7/1/2030	4,890	4,674
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,768
Public Service Electric and Gas Co. 2.45% 1/15/2030	3,000	2,663
Capital Income Builder — Page 30 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 3.20% 8/1/2049	USD3,300	$2,418
Southern California Edison Co. 5.20% 6/1/2034	3,500	3,530
Southern California Edison Co. 5.30% 3/1/2028	2,000	2,054
Southern California Edison Co. 2.85% 8/1/2029	1,600	1,460
Southern California Edison Co. 3.60% 2/1/2045	4,463	3,442
Southern California Edison Co. 4.00% 4/1/2047	6,667	5,426
Southern California Edison Co. 4.125% 3/1/2048	6,667	5,497
Southern California Edison Co. 2.95% 2/1/2051	2,851	1,891
Southern California Edison Co. 3.45% 2/1/2052	18	13
Tampa Electric Co. 4.90% 3/1/2029	676	683
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	4,930	4,411
Virginia Electric & Power 2.40% 3/30/2032	2,075	1,740
WEC Energy Group, Inc. 5.15% 10/1/2027	1,125	1,141
Xcel Energy, Inc. 2.60% 12/1/2029	2,275	2,035
Xcel Energy, Inc. 4.60% 6/1/2032	650	631
Xcel Energy, Inc. 5.45% 8/15/2033	4,875	4,993
Xcel Energy, Inc. 3.50% 12/1/2049	350	255
		296,409
Industrials 0.21%
ADT Security Corp. 4.125% 8/1/2029[1]	1,000	924
Allison Transmission, Inc. 3.75% 1/30/2031[1]	2,650	2,320
Ambipar Lux SARL 9.875% 2/6/2031[1]	649	646
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[10,16]	6,700	6,675
Boeing Co. 4.875% 5/1/2025	3,000	2,984
Boeing Co. 5.15% 5/1/2030	4,917	4,931
Boeing Co. 3.625% 2/1/2031	3,907	3,573
Boeing Co. 3.60% 5/1/2034	5,000	4,322
Boeing Co. 5.705% 5/1/2040	9,000	9,073
Boeing Co. 5.805% 5/1/2050	5,000	5,012
Boeing Co. 5.93% 5/1/2060	4,000	3,999
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,157	868
Canadian Pacific Railway Co. 3.10% 12/2/2051	13,250	9,369
Carrier Global Corp. 2.722% 2/15/2030	12,814	11,451
Carrier Global Corp. 2.70% 2/15/2031	547	478
Carrier Global Corp. 5.90% 3/15/2034[1]	2,524	2,699
Carrier Global Corp. 3.377% 4/5/2040	5,000	4,014
Carrier Global Corp. 3.577% 4/5/2050	2,683	2,057
Carrier Global Corp. 6.20% 3/15/2054[1]	4,107	4,652
CSX Corp. 2.40% 2/15/2030	7,186	6,374
CSX Corp. 4.50% 11/15/2052	3,000	2,736
GFL Environmental, Inc. 6.75% 1/15/2031[1]	4,000	4,096
Howmet Aerospace, Inc. 6.875% 5/1/2025	1,000	1,017
Howmet Aerospace, Inc. 5.90% 2/1/2027	1,000	1,016
Howmet Aerospace, Inc. 6.75% 1/15/2028	2,000	2,107
Howmet Aerospace, Inc. 5.95% 2/1/2037	3,000	3,093
Icahn Enterprises, LP 9.75% 1/15/2029[1]	2,000	2,055
Ingersoll-Rand, Inc. 5.40% 8/14/2028	1,261	1,294
Ingersoll-Rand, Inc. 5.70% 8/14/2033	160	167
Lockheed Martin Corp. 4.50% 2/15/2029	1,731	1,734
Lockheed Martin Corp. 4.80% 8/15/2034	3,037	3,060
Lockheed Martin Corp. 5.20% 2/15/2064	1,988	2,017
Masonite International Corp. 5.375% 2/1/2028[1]	2,000	1,952
Masonite International Corp. 3.50% 2/15/2030[1]	1,000	861
Capital Income Builder — Page 31 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	USD2,656	$2,663
Moog, Inc. 4.25% 12/9/2027[1]	4,625	4,335
Norfolk Southern Corp. 5.05% 8/1/2030	1,140	1,164
Norfolk Southern Corp. 4.45% 3/1/2033	447	438
Norfolk Southern Corp. 5.35% 8/1/2054	5,721	5,841
Northrop Grumman Corp. 4.70% 3/15/2033	1,730	1,722
Otis Worldwide Corp. 2.056% 4/5/2025	15,629	15,070
Prime Security Services Borrower, LLC 5.75% 4/15/2026[1]	1,000	1,000
Regal Rexnord Corp. 6.30% 2/15/2030[1]	2,500	2,571
Regal Rexnord Corp. 6.40% 4/15/2033[1]	2,500	2,600
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,862	1,902
Rolls-Royce PLC 5.75% 10/15/2027[1]	4,415	4,422
RTX Corp. 3.125% 5/4/2027	12,375	11,794
RTX Corp. 6.00% 3/15/2031	1,000	1,065
RTX Corp. 6.10% 3/15/2034	1,214	1,318
RTX Corp. 6.40% 3/15/2054	1,559	1,797
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	1,840	1,813
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.068% 10/20/2027[7,13]	1,500	1,536
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	7,000	7,593
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.563% 1/15/2027[7,13]	12,966	12,983
TransDigm, Inc. 6.25% 3/15/2026[1]	4,000	3,976
Union Pacific Corp. 2.80% 2/14/2032	1,500	1,319
Union Pacific Corp. 2.95% 3/10/2052	1,823	1,266
United Airlines, Inc. 4.375% 4/15/2026[1]	1,080	1,043
United Airlines, Inc. 4.625% 4/15/2029[1]	875	810
United Rentals (North America), Inc. 5.50% 5/15/2027	1,000	998
XPO, Inc. 6.25% 6/1/2028[1]	3,000	3,009
XPO, Inc. 7.125% 2/1/2032[1]	1,888	1,926
		211,600
Consumer staples 0.11%
7-Eleven, Inc. 2.50% 2/10/2041[1]	2,360	1,638
7-Eleven, Inc. 2.80% 2/10/2051[1]	3,195	2,032
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	2,000	1,809
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	3,000	2,870
Altria Group, Inc. 4.40% 2/14/2026	1,173	1,162
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	15,000	15,158
BAT Capital Corp. 4.70% 4/2/2027	7,862	7,807
BAT Capital Corp. 3.557% 8/15/2027	7,650	7,313
BAT Capital Corp. 6.343% 8/2/2030	728	767
BAT Capital Corp. 4.742% 3/16/2032	1,000	958
BAT Capital Corp. 6.421% 8/2/2033	2,038	2,139
BAT Capital Corp. 4.39% 8/15/2037	1,300	1,098
BAT Capital Corp. 3.734% 9/25/2040	5,640	4,164
BAT Capital Corp. 7.079% 8/2/2043	1,187	1,261
BAT Capital Corp. 4.54% 8/15/2047	3,138	2,406
BAT Capital Corp. 4.758% 9/6/2049	2,361	1,861
BAT Capital Corp. 5.65% 3/16/2052	713	634
BAT Capital Corp. 7.081% 8/2/2053	6,890	7,321
Conagra Brands, Inc. 5.30% 11/1/2038	739	720
Constellation Brands, Inc. 5.00% 2/2/2026	3,000	2,997
Constellation Brands, Inc. 4.35% 5/9/2027	1,919	1,903
Constellation Brands, Inc. 4.75% 5/9/2032	1,000	988
Coty, Inc. 5.00% 4/15/2026[1]	3,500	3,442
Capital Income Builder — Page 32 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coty, Inc. 6.625% 7/15/2030[1]	USD1,060	$1,081
General Mills, Inc. 5.241% 11/18/2025	2,500	2,500
H.J. Heinz Co. 4.375% 6/1/2046	2,000	1,732
J. M. Smucker Co. (The) 6.20% 11/15/2033	3,469	3,757
J. M. Smucker Co. (The) 6.50% 11/15/2043	894	997
J. M. Smucker Co. (The) 6.50% 11/15/2053	4,880	5,519
MARB BondCo PLC 3.95% 1/29/2031[1]	1,677	1,343
Minerva Luxembourg SA 8.875% 9/13/2033[1]	1,725	1,811
NBM US Holdings, Inc. 6.625% 8/6/2029[17]	2,683	2,619
Performance Food Group, Inc. 5.50% 10/15/2027[1]	1,000	976
Philip Morris International, Inc. 5.50% 9/7/2030	4,000	4,148
Philip Morris International, Inc. 1.75% 11/1/2030	2,000	1,653
Philip Morris International, Inc. 5.75% 11/17/2032	751	786
Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,042
Philip Morris International, Inc. 5.625% 9/7/2033	2,500	2,593
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[1]	2,215	2,191
Reynolds American, Inc. 4.45% 6/12/2025	7,045	6,973
Reynolds American, Inc. 5.85% 8/15/2045	640	593
		115,762
Materials 0.10%
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	2,000	1,838
Anglo American Capital PLC 2.625% 9/10/2030[1]	2,819	2,411
Anglo American Capital PLC 3.95% 9/10/2050[1]	803	605
Ardagh Metal Packaging Finance PLC 6.00% 6/15/2027[1]	530	525
Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028[1]	1,470	1,286
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]	2,000	1,957
Avient Corp. 5.75% 5/15/2025[1]	1,000	997
Ball Corp. 4.875% 3/15/2026	1,000	988
Ball Corp. 6.875% 3/15/2028	2,350	2,429
Ball Corp. 6.00% 6/15/2029	2,000	2,020
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	674
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,337
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	793	842
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,002	1,411
Braskem Netherlands Finance BV 4.50% 1/10/2028	600	521
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	740	706
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	381
Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	2,456
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,270	1,134
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,500	1,324
Celanese US Holdings, LLC 6.35% 11/15/2028	2,912	3,036
Celanese US Holdings, LLC 6.55% 11/15/2030	577	611
Celanese US Holdings, LLC 6.379% 7/15/2032	1,624	1,698
Celanese US Holdings, LLC 6.70% 11/15/2033	1,651	1,776
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	5,000	5,019
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	3,400	3,379
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	1,000	918
EIDP, Inc. 4.80% 5/15/2033	1,250	1,257
FMG Resources (August 2006) Pty, Ltd. 4.375% 4/1/2031[1]	2,500	2,253
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	2,600	2,165
LYB International Finance III, LLC 4.20% 5/1/2050	2,000	1,595
LYB International Finance III, LLC 3.625% 4/1/2051	4,001	2,889
Methanex Corp. 5.125% 10/15/2027	3,000	2,897
Capital Income Builder — Page 33 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	USD1,000	$1,011
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	2,075	2,124
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,370	1,449
NOVA Chemicals Corp. 4.875% 6/1/2024[1]	1,500	1,494
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	4,840	4,506
NOVA Chemicals Corp. 8.50% 11/15/2028[1]	740	775
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	6,500	5,480
Novelis Corp. 3.25% 11/15/2026[1]	1,000	937
Novelis Corp. 3.875% 8/15/2031[1]	1,000	869
OCI NV 6.70% 3/16/2033[1]	5,195	5,204
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	3,500	3,565
Sealed Air Corp. 6.125% 2/1/2028[1]	7,000	7,031
Sherwin-Williams Co. 3.45% 6/1/2027	5,851	5,645
Tronox, Inc. 4.625% 3/15/2029[1]	2,285	2,020
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	4,900	4,951
		102,396
Real estate 0.10%
Boston Properties, LP 2.90% 3/15/2030	1,322	1,137
Boston Properties, LP 3.25% 1/30/2031	1,000	861
Boston Properties, LP 2.55% 4/1/2032	1,208	962
Boston Properties, LP 2.45% 10/1/2033	2,358	1,796
Boston Properties, LP 6.50% 1/15/2034	3,284	3,443
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	1,975	1,751
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	980	831
Crown Castle, Inc. 5.00% 1/11/2028	1,408	1,402
Crown Castle, Inc. 5.80% 3/1/2034	1,512	1,559
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.333% 1/31/2030[7,13]	2,000	1,991
Equinix, Inc. 2.90% 11/18/2026	6,572	6,243
FibraSOMA 4.375% 7/22/2031[1]	2,753	2,101
Forestar Group, Inc. 3.85% 5/15/2026[1]	1,000	951
Forestar Group, Inc. 5.00% 3/1/2028[1]	2,000	1,889
GLP Capital, LP 4.00% 1/15/2030	2,500	2,280
Highwoods Realty, LP 7.65% 2/1/2034	2,000	2,204
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5,130	4,920
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	335	302
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	470	407
Iron Mountain, Inc. 4.875% 9/15/2027[1]	3,000	2,901
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,410	2,308
Iron Mountain, Inc. 4.50% 2/15/2031[1]	955	857
Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,150	2,640
Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	252
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,315	1,849
Kilroy Realty, LP 6.25% 1/15/2036	1,048	1,050
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	1,000	984
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	3,104	2,877
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	1,360	1,219
MPT Operating Partnership, LP 3.50% 3/15/2031	460	282
Prologis, LP 5.00% 3/15/2034	3,335	3,352
Prologis, LP 5.25% 3/15/2054	630	637
Public Storage Operating Co. 5.35% 8/1/2053	2,138	2,195
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	1,000	946
Service Properties Trust 4.50% 3/15/2025	1,965	1,918
Capital Income Builder — Page 34 of 45

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 7.50% 9/15/2025	USD10,906	$11,079
Service Properties Trust 4.75% 10/1/2026	380	353
Service Properties Trust 4.95% 2/15/2027	558	511
Service Properties Trust 3.95% 1/15/2028	5,110	4,316
Service Properties Trust 4.95% 10/1/2029	1,042	867
Service Properties Trust 4.375% 2/15/2030	60	47
Service Properties Trust 8.625% 11/15/2031[1]	4,095	4,345
VICI Properties, LP 5.625% 5/1/2024[1]	2,500	2,498
VICI Properties, LP 5.75% 2/1/2027[1]	1,500	1,497
VICI Properties, LP 3.875% 2/15/2029[1]	1,815	1,670
VICI Properties, LP 4.125% 8/15/2030[1]	5,645	5,142
WEA Finance, LLC 3.50% 6/15/2029[1]	2,083	1,793
		97,415
Information technology 0.09%
Analog Devices, Inc. 1.70% 10/1/2028	1,350	1,198
Analog Devices, Inc. 2.10% 10/1/2031	2,576	2,181
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	877	921
Broadcom, Inc. 4.75% 4/15/2029	5,000	4,998
Broadcom, Inc. 4.15% 11/15/2030	2,000	1,909
Broadcom, Inc. 3.469% 4/15/2034[1]	3,500	3,042
Broadcom, Inc. 3.50% 2/15/2041[1]	2,338	1,870
Gartner, Inc. 4.50% 7/1/2028[1]	3,000	2,865
Gartner, Inc. 3.625% 6/15/2029[1]	3,000	2,729
Gen Digital, Inc. 6.75% 9/30/2027[1]	2,000	2,032
Lenovo Group, Ltd. 5.875% 4/24/2025	38,190	38,280
Match Group Holdings II, LLC 4.125% 8/1/2030[1]	1,000	901
NCR Atleos Corp. 9.50% 4/1/2029[1]	3,346	3,592
Oracle Corp. 3.60% 4/1/2050	2,500	1,841
Oracle Corp. 3.95% 3/25/2051	3,029	2,356
Oracle Corp. 5.55% 2/6/2053	6,016	5,983
SK hynix, Inc. 6.50% 1/17/2033	2,397	2,564
SK hynix, Inc. 6.50% 1/17/2033[1]	853	912
UKG, Inc. 6.875% 2/1/2031[1]	2,075	2,101
Unisys Corp. 6.875% 11/1/2027[1]	1,000	907
Viasat, Inc. 5.625% 9/15/2025[1]	11,500	11,121
		94,303
Total corporate bonds, notes & loans		2,876,921
Asset-backed obligations 0.69%
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,8]	73	73
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,8]	696	698
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.638% 4/21/2031[1,7,8]	1,076	1,076
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]	473	476
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.495% 12/18/2025[7,8]	2,358	2,361
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,8]	5,000	4,895
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,8]	12,814	12,326
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,8]	8,090	7,634
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,8]	1,383	1,316
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,8]	29,522	30,495
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,8]	31	31
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,8]	2,000	1,941
Capital Income Builder — Page 35 of 45

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,8]	USD2,000	$1,945
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,8]	368	310
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[8]	247	249
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[8]	479	485
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 6.116% 9/15/2025[7,8]	1,507	1,507
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,8]	2,661	2,326
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,8]	196	181
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,8]	35,762	33,366
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,8]	5,714	4,930
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,8]	26,816	24,173
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,8]	44,524	43,880
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,8]	234	213
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,8]	436	398
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,8]	496	448
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,8]	667	601
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,8]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,8]	100	101
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 5.638% 11/15/2035[7,8]	15	15
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.588% 7/15/2036[7,8]	1,158	1,086
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.588% 1/15/2037[7,8]	1,417	1,295
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.598% 2/15/2037[7,8]	2,874	2,708
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[8]	28,213	28,061
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[8]	3,047	3,029
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,8]	2,021	1,998
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,8]	7,743	7,240
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.946% 2/15/2025[7,8]	170	170
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,8]	40,645	39,911
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,8]	9,089	8,809
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,8]	15,564	15,970
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,8]	16,177	16,246
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,8]	41,133	37,417
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,8]	4,361	3,856
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,8]	1,840	1,748
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,8]	955	882
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,8]	262	244
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.946% 9/16/2025[7,8]	1,766	1,766
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,8]	25,200	25,639
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,8]	16,218	16,949
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,4,8]	1,780	1,780
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,8]	13,004	12,622
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,8]	4,878	4,725
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,8]	779	755
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,8]	1,164	1,113
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,8]	14,098	12,884
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,8]	5,267	4,816
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,8]	826	752
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,8]	2,012	1,823
Capital Income Builder — Page 36 of 45

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.926% 5/15/2025[7,8]	USD1,239	$1,239
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,8]	2,097	2,093
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,8]	100	100
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,8,17]	1,501	1,500
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,8,17]	240	240
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,8]	5,560	5,613
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,8]	1,858	1,643
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,8]	13,529	11,874
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,8]	1,163	1,038
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,8]	793	669
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,8]	14,670	13,349
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,8]	34,252	31,306
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,8]	1,328	1,091
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,8]	1,889	1,561
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.191% 4/20/2062[1,7,8]	17,250	17,051
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,8]	93,915	82,764
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,8]	7,425	7,299
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,8]	5,757	5,446
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[8]	553	472
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,8]	1,364	1,348
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,8]	15,258	15,344
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[8]	518	514
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[8]	137	138
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[8]	484	480
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	249	256
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,8]	5,226	5,239
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,8]	4,227	3,751
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,8]	636	558
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,8]	778	706
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,8]	1,457	1,373
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 4/20/2035[1,7,8]	1,500	1,505
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,8]	276	252
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,8]	807	737
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,8]	5,335	5,086
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,8]	19,538	18,135
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,8]	24,543	24,837
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.916% 8/15/2025[7,8]	821	821
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,8]	5,019	5,015
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,8]	1,433	1,285
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,8]	573	521
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[8,10]	4,849	4,847
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,8]	386	386
		714,327
Bonds & notes of governments & government agencies outside the U.S. 0.14%
British Columbia (Province of) 4.20% 7/6/2033	42,426	41,730
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,660
Colombia (Republic of) 7.50% 2/2/2034	1,290	1,323
Colombia (Republic of) 8.00% 11/14/2035	870	918
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	215	205
Panama (Republic of) 6.875% 1/31/2036	1,440	1,394
Capital Income Builder — Page 37 of 45

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 6.853% 3/28/2054	USD650	$583
Panama (Republic of) 4.50% 4/1/2056	3,585	2,304
Panama (Republic of) 4.50% 1/19/2063	690	433
Peru (Republic of) 2.783% 1/23/2031	12,640	11,002
Peru (Republic of) 2.78% 12/1/2060	2,950	1,760
Peru (Republic of) 3.23% 7/28/2121	3,600	2,143
Portuguese Republic 5.125% 10/15/2024	41,500	41,480
Qatar (State of) 4.50% 4/23/2028[1]	7,070	7,119
Qatar (State of) 5.103% 4/23/2048[1]	4,800	4,660
Romania 3.50% 4/3/2034	EUR1,770	1,642
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[1]	USD5,000	4,835
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[1]	11,435	10,984
United Mexican States 6.00% 5/7/2036	1,820	1,857
United Mexican States 5.00% 4/27/2051	2,370	2,012
United Mexican States 6.338% 5/4/2053	3,995	3,992
United Mexican States 6.40% 5/7/2054	1,000	1,009
United Mexican States 3.75% 4/19/2071	2,550	1,648
		147,693
Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 4/24/2026[11]	37,230	35,640
Municipals 0.03% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,580	1,323
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	22,485	22,356
Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,765	4,188
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	6,077
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 7/1/2024	410	406
Total municipals		34,350
Total bonds, notes & other debt instruments (cost: $18,180,207,000)		17,633,667
Investment funds 2.43%	Shares
Capital Group Central Corporate Bond Fund[2]	295,910,539	2,497,485
Total investment funds (cost: $2,954,329,000)		2,497,485
Capital Income Builder — Page 38 of 45

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Short-term securities 5.14% Money market investments 5.08%	Shares	Value (000)
Capital Group Central Cash Fund 5.44%[2,18]	52,332,765	$5,233,277
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.44%[2,18,19]	235,681	23,568
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.22%[18,19]	5,200,000	5,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.22%[18,19]	5,200,000	5,200
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[18,19]	5,200,000	5,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.19%[18,19]	5,200,000	5,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[18,19]	5,200,000	5,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%[18,19]	5,200,000	5,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[18,19]	2,070,235	2,070
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.28%[18,19]	1,700,000	1,700
		58,538
Total short-term securities (cost: $5,291,620,000)		5,291,815
Total investment securities 100.74% (cost: $86,088,282,000)		103,646,695
Other assets less liabilities (0.74)%		(758,207)
Net assets 100.00%		$102,888,488
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	20,810	4/3/2024	USD4,279,706	$37,170
5 Year U.S. Treasury Note Futures	Long	44,297	4/3/2024	4,801,380	92,536
10 Year U.S. Treasury Note Futures	Short	1,052	3/28/2024	(118,169)	(3,218)
10 Year Ultra U.S. Treasury Note Futures	Short	3,110	3/28/2024	(363,481)	(12,717)
20 Year U.S. Treasury Bond Futures	Long	774	3/28/2024	94,694	4,967
30 Year Ultra U.S. Treasury Bond Futures	Long	2,176	3/28/2024	281,180	17,985
					$136,723
Capital Income Builder — Page 39 of 45

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	416	EUR	380	Morgan Stanley	2/8/2024	$5
USD	7,975	EUR	7,275	JPMorgan Chase	2/12/2024	109
USD	12,898	EUR	11,900	Barclays Bank PLC	2/12/2024	31
USD	1,088	EUR	1,000	Citibank	2/12/2024	7
USD	263	EUR	240	Bank of New York Mellon	2/12/2024	4
USD	572	EUR	525	Barclays Bank PLC	2/12/2024	4
USD	110	EUR	100	Morgan Stanley	2/12/2024	2
						$162
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD480,632	$(3,235)	$—	$(3,235)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	519,368	(3,491)	—	(3,491)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	518,700	(3,547)	—	(3,547)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	80,177	(559)	—	(559)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	380,800	(2,690)	—	(2,690)
SOFR	Annual	3.41%	Annual	12/20/2029	634,000	6,456	—	6,456
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	5,745	—	5,745
						$(1,321)	$—	$(1,321)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 1/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD9,900	$(549)	$(596)	$47
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	40,000	(764)	(733)	(31)
					$(1,313)	$(1,329)	$16
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Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.39%
Financials 0.14%
360 ONE WAM, Ltd.	$119,387	$—	$—	$—	$21,576	$140,963	$1,933
Industrials 0.19%
Trinity Industries, Inc.	160,641	—	—	—	33,239	193,880	2,159
Real estate 0.06%
POWERGRID Infrastructure Investment Trust REIT	69,780	—	1,327	(387)	(572)	67,494	4,224
Total common stocks						402,337
Investment funds 2.43%
Capital Group Central Corporate Bond Fund	2,265,745	26,587	—	—	205,153	2,497,485	26,587
Short-term securities 5.10%
Money market investments 5.08%
Capital Group Central Cash Fund 5.44%[18]	5,118,998	4,182,553	4,068,287	721	(708)	5,233,277	73,075
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.44%[18,19]	1,676	21,892 [20]				23,568	— [21]
Total short-term securities						5,256,845
Total 7.92%				$334	$258,688	$8,156,667	$107,978
Restricted securities17

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	$2,484	$2,619	.01%
Modec Finance BV 7.84% 7/15/2026[4]	7/28/2023	2,000	2,011	.00 [22]
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,8]	12/6/2022	1,501	1,500	.00 [22]
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,8]	12/6/2022	240	240	.00 [22]
Total		$6,225	$6,370	.01%

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[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,418,622,000, which represented 2.35% of the net assets of the fund.

[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $144,426,000, which represented .14% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Security did not produce income during the last 12 months.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $128,420,000, which represented .12% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $30,068,000, which represented .03% of the net assets of the fund.

[14]	Scheduled interest and/or principal payment was not received.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[17]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $6,370,000, which represented .01% of the net assets of the fund.

[18]	Rate represents the seven-day yield at 1/31/2024.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Represents net activity.
[21]	Dividend income is included with securities lending income and is not shown in this table.
[22]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $10,103,149,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $2,990,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $4,157,027,000 and $21,490,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$7,721,777	$5,399,385	$— *	$13,121,162
Health care	8,050,054	2,487,953	—	10,538,007
Information technology	7,963,377	2,050,241	—	10,013,618
Consumer staples	5,006,307	4,524,965	—	9,531,272
Industrials	4,864,278	3,753,785	—	8,618,063
Energy	4,495,612	1,766,045	40	6,261,697
Utilities	3,099,423	2,702,433	—	5,801,856
Real estate	3,644,453	805,182	—	4,449,635
Consumer discretionary	2,119,589	1,905,683	—	4,025,272
Communication services	1,587,636	1,794,433	—	3,382,069
Materials	1,460,750	843,430	—	2,304,180
Preferred securities	—	10,400	—	10,400
Convertible stocks	166,497	—	—	166,497
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	8,533,677	6,014	8,539,691
U.S. Treasury bonds & notes	—	5,285,045	—	5,285,045
Corporate bonds, notes & loans	—	2,874,874	2,047	2,876,921
Asset-backed obligations	—	710,807	3,520	714,327
Bonds & notes of governments & government agencies outside the U.S.	—	147,693	—	147,693
Federal agency bonds & notes	—	35,640	—	35,640
Municipals	—	34,350	—	34,350
Investment funds	2,497,485	—	—	2,497,485
Short-term securities	5,291,815	—	—	5,291,815
Total	$57,969,053	$45,666,021	$11,621	$103,646,695

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$152,658	$—	$—	$152,658
Unrealized appreciation on open forward currency contracts	—	162	—	162
Unrealized appreciation on centrally cleared interest rate swaps	—	12,201	—	12,201
Unrealized appreciation on centrally cleared credit default swaps	—	47	—	47
Liabilities:
Unrealized depreciation on futures contracts	(15,935)	—	—	(15,935)
Unrealized depreciation on centrally cleared interest rate swaps	—	(13,522)	—	(13,522)
Unrealized depreciation on centrally cleared credit default swaps	—	(31)	—	(31)
Total	$136,723	$(1,143)	$—	$135,580
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation

GBP = British pounds
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-012-0324O-S96463
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